GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 36.5%
Aerospace & Defense – 1.0%
1,262	AAR Corp.*	$ 138,139
687	AeroVironment, Inc.*	125,755
14,283	AerSale Corp.*	88,840
9,659	AIRO Group Holdings, Inc.*	73,457
3,064	Archer Aviation, Inc. Class A*	15,841
3,158	Astronics Corp.*	210,733
2,944	ATI, Inc.*	428,234
1,665	Axon Enterprise, Inc.*	707,109
18,912	Boeing Co.*	3,764,055
2,202	BWX Technologies, Inc.	450,287
4,572	Byrna Technologies, Inc.*	41,971
3,395	Cadre Holdings, Inc.	104,159
995	Carpenter Technology Corp.	392,179
1,030	Curtiss-Wright Corp.	701,554
2,189	Ducommun, Inc.*	267,058
465	Eve Holding, Inc.*	1,153
66	Firefly Aerospace, Inc.*	1,879
1,118	FTAI Aviation Ltd.	273,910
11,460	General Dynamics Corp.	3,933,301
44,250	General Electric Co.	12,556,822
5,214	HEICO Corp.	1,429,679
2,313	HEICO Corp. Class A	488,251
1,816	Hexcel Corp.	146,969
19,303	Howmet Aerospace, Inc.	4,448,569
1,410	Huntington Ingalls Industries, Inc.	535,659
9,356	Innovative Solutions & Support, Inc.*	192,079
30	Intuitive Machines, Inc.*	557
1,823	Karman Holdings, Inc.*	145,931
3,840	Kratos Defense & Security Solutions, Inc.*	270,758
9,798	L3Harris Technologies, Inc.	3,381,780
263	Leonardo DRS, Inc.	11,709
386	Loar Holdings, Inc.*	22,114
5,902	Lockheed Martin Corp.	3,567,110
2,356	Mercury Systems, Inc.*	171,776
491	Moog, Inc. Class A	143,686
2,684	National Presto Industries, Inc.	367,869
3,726	Northrop Grumman Corp.	2,542,026
13,025	Park Aerospace Corp.	356,625
497	Red Cat Holdings, Inc.*(a)	6,506
355	Redwire Corp.*	3,018
7,774	Rocket Lab Corp.*	499,246
53,781	RTX Corp.	10,374,355
34,040	Satellogic, Inc. Class A*	185,178
1,398	StandardAero, Inc.*	36,110
4,083	Textron, Inc.	357,507
1,373	TransDigm Group, Inc.	1,591,252
1,162	V2X, Inc.*	79,597
6,242	Virgin Galactic Holdings, Inc.*(a)	15,168

Shares	Description	Value

Common Stocks – (continued)
Aerospace & Defense – (continued)
6,228	Voyager Technologies, Inc. Class A*	$ 145,673
750	VSE Corp.	138,300
4,661	Woodward, Inc.	1,668,265

		57,599,758

Air Freight & Logistics – 0.1%
2	Arrive AI, Inc.*	2
3,654	CH Robinson Worldwide, Inc.	606,820
3,848	Expeditors International of Washington, Inc.	551,149
5,078	FedEx Corp.	1,808,682
39	Forward Air Corp.*	652
906	GXO Logistics, Inc.*	46,976
253	Hub Group, Inc. Class A	9,118
25,288	Radiant Logistics, Inc.*	178,280
15,405	United Parcel Service, Inc. Class B	1,515,544

		4,717,223

Automobile Components – 0.1%
4,085	Adient PLC*	82,558
7,296	Aptiv PLC*	506,634
2,809	Autoliv, Inc.	295,394
9,720	BorgWarner, Inc.	527,407
2,943	Cooper-Standard Holdings, Inc.*	82,021
5,849	Dana, Inc.	196,819
4,933	Dauch Corp.*	29,253
773	Dorman Products, Inc.*	80,670
838	Fox Factory Holding Corp.*	13,794
11,653	Garrett Motion, Inc.	211,735
4,487	Gentex Corp.	98,041
1,196	Gentherm, Inc.*	33,225
5,193	Holley, Inc.*	15,943
590	LCI Industries	72,558
2,422	Lear Corp.	293,256
13,407	Motorcar Parts of America, Inc.*	148,281
1,777	Patrick Industries, Inc.	197,371
1,182	Phinia, Inc.	80,896
5,148	QuantumScape Corp.*	32,844
2,010	Solid Power, Inc.*	6,030
4,452	Standard Motor Products, Inc.	154,663
6,606	Stoneridge, Inc.*	31,907
1,487	Strattec Security Corp.*	116,492
1,483	Visteon Corp.	135,116
478	XPEL, Inc.*	21,156

		3,464,064

Automobiles – 0.6%
108,308	Ford Motor Co.	1,249,874
23,751	General Motors Co.	1,769,450

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Automobiles – (continued)
4,102	Harley-Davidson, Inc.	$ 82,942
178	Livewire Group, Inc.*	295
11,993	Rivian Automotive, Inc. Class A*	180,495
83,940	Tesla, Inc.*	31,204,695
1,395	Thor Industries, Inc.	111,447
1,024	Winnebago Industries, Inc.	31,734

		34,630,932

Banks – 1.8%
2,232	1st Source Corp.	154,477
4,449	ACNB Corp.	212,974
2,666	Amalgamated Financial Corp.	103,627
1,274	Amerant Bancorp, Inc.	28,079
2,327	Ameris Bancorp	181,483
5,709	Arrow Financial Corp.	191,651
2,701	Associated Banc-Corp.	69,848
1,425	Atlantic Union Bankshares Corp.	50,930
2	Avidbank Holdings, Inc.*	57
1,351	Axos Financial, Inc.*	114,957
3,101	Banc of California, Inc.	54,516
1,052	BancFirst Corp.	114,142
322	Bancorp, Inc.*	17,301
1,881	Bank First Corp.	254,048
257,711	Bank of America Corp.	12,563,411
2,149	Bank of Hawaii Corp.	159,563
7,616	Bank of Marin Bancorp	195,198
6,135	Bank of NT Butterfield & Son Ltd.	321,965
3,053	Bank OZK	140,102
3,337	Bank7 Corp.	133,080
1,746	BankUnited, Inc.	78,849
5,431	Bankwell Financial Group, Inc.	263,512
1,379	Banner Corp.	83,678
4,420	Bar Harbor Bankshares	143,429
5,271	BayCom Corp.	156,680
20,051	BCB Bancorp, Inc.	180,058
5,245	Beacon Financial Corp.	157,350
7,079	Blue Foundry Bancorp*	93,726
47,444	Blue Ridge Bankshares, Inc.	199,265
854	BOK Financial Corp.	109,363
8,548	Bridgewater Bancshares, Inc.*	151,300
1,841	Burke & Herbert Financial Services Corp.	114,676
3,992	Business First Bancshares, Inc.	107,944
4,002	Byline Bancorp, Inc.	126,343
1,075	C&F Financial Corp.	78,411
8,752	California BanCorp	155,085
3,125	Camden National Corp.	148,281
6,260	Capital Bancorp, Inc.	186,172

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
4,506	Capital City Bank Group, Inc.	$ 195,831
21,152	Capitol Federal Financial, Inc.	150,814
9,452	Carter Bankshares, Inc.*	220,421
1,940	Cathay General Bancorp	96,728
5,030	Central Pacific Financial Corp.	160,759
2,384	Chemung Financial Corp.	128,307
5,568	ChoiceOne Financial Services, Inc.	156,572
46,654	Citigroup, Inc.	5,291,030
11,428	Citizens & Northern Corp.	255,302
11,507	Citizens Financial Group, Inc.	690,075
1,164	Citizens Financial Services, Inc.	71,179
1,773	City Holding Co.	211,909
5,513	Civista Bancshares, Inc.	125,641
5,680	CNB Financial Corp.	164,493
1,308	Coastal Financial Corp.*	99,539
3	CoastalSouth Bancshares, Inc.	74
10,490	Colony Bankcorp, Inc.	209,485
4,147	Columbia Banking System, Inc.	113,752
6,836	Columbia Financial, Inc.*	119,698
2,980	Commerce Bancshares, Inc.	146,616
4	Commercial Bancgroup, Inc.	104
1,714	Community Financial System, Inc.	100,526
3,016	Community Trust Bancorp, Inc.	183,132
9,334	Community West Bancshares	217,482
2,844	ConnectOne Bancorp, Inc.	76,134
1,204	Cullen/Frost Bankers, Inc.	165,044
1,504	Customers Bancorp, Inc.*	104,393
4,544	CVB Financial Corp.	88,108
1,801	Dime Community Bancshares, Inc.	60,910
1,058	Eagle Bancorp, Inc.	26,312
1	Eagle Financial Services, Inc.	35
2,789	East West Bancorp, Inc.	297,754
4,360	Eastern Bankshares, Inc.	85,282
2,120	Enterprise Financial Services Corp.	114,713
4,096	Equity Bancshares, Inc. Class A	181,903
2,533	Esquire Financial Holdings, Inc.	272,297
2,460	Farmers & Merchants Bancorp, Inc.	63,148

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
18,222	Farmers National Banc Corp.	$ 239,802
18,206	FB Bancorp, Inc.*	250,150
1,560	FB Financial Corp.	81,026
1,989	Fidelity D&D Bancorp, Inc.	86,084
22,971	Fifth Third Bancorp	1,067,233
6,769	Financial Institutions, Inc.	214,645
4,563	Finwise Bancorp*	72,369
6,623	First BanCorp	141,467
6,270	First Bancorp, Inc.	175,748
2,565	First Bancorp/Southern Pines NC	144,538
13,801	First Bank	220,816
3,636	First Busey Corp.	91,882
3,271	First Business Financial Services, Inc.	176,405
167	First Citizens BancShares, Inc. Class A	314,738
7,408	First Commonwealth Financial Corp.	130,233
5,096	First Community Bankshares, Inc.	211,586
9	First Community Corp.	263
3,708	First Financial Bancorp	103,379
4,398	First Financial Bankshares, Inc.	129,521
3,303	First Financial Corp.	208,750
9,949	First Foundation, Inc.*	58,699
4,720	First Hawaiian, Inc.	116,301
13,359	First Horizon Corp.	304,051
2,999	First Internet Bancorp	61,120
1,753	First Interstate BancSystem, Inc. Class A	58,550
2,667	First Merchants Corp.	103,293
3,296	First Mid Bancshares, Inc.	135,762
2	First National Corp.	54
14	First Western Financial, Inc.*	344
1,260	Firstsun Capital Bancorp*	45,940
5,772	Five Star Bancorp	217,720
1,001	Flagstar Bank NA	13,183
7,889	Flushing Financial Corp.	121,175
8,308	FNB Corp.	138,910
3,153	FS Bancorp, Inc.	121,674
4,753	Fulton Financial Corp.	96,676
2,425	GBank Financial Holdings, Inc.*(a)	64,893
4,349	German American Bancorp, Inc.	181,745
1,436	Glacier Bancorp, Inc.	64,146
2,314	Great Southern Bancorp, Inc.	146,083
3,801	Greene County Bancorp, Inc.	85,180
2,475	Hancock Whitney Corp.	157,385

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
3,975	Hanmi Financial Corp.	$ 104,781
1	Hanover Bancorp, Inc.	22
6,657	HBT Financial, Inc.	177,875
15,289	Heritage Commerce Corp.	190,807
5,170	Heritage Financial Corp.	134,420
5,091	Hilltop Holdings, Inc.	182,360
199	Hingham Institution For Savings(a)	56,882
3,011	Home Bancorp, Inc.	182,406
4,745	Home BancShares, Inc.	127,783
5,051	HomeTrust Bancshares, Inc.	215,425
7,489	Hope Bancorp, Inc.	83,652
11,842	Horizon Bancorp, Inc.	196,222
45,016	Huntington Bancshares, Inc.	704,500
6,095	Independent Bank Corp.	237,497
2,143	International Bancshares Corp.	144,202
4,688	John Marshall Bancorp, Inc.	95,073
99,051	JPMorgan Chase & Co.	29,136,842
14,011	Kearny Financial Corp.	105,783
19,650	KeyCorp	393,982
2,713	Lakeland Financial Corp.	155,672
21,097	LINKBANCORP, Inc.	175,949
74	Live Oak Bancshares, Inc.	2,447
2,538	M&T Bank Corp.	524,655
2	MainStreet Bancshares, Inc.	44
182	Mechanics Bancorp Class A	2,685
2,990	Mercantile Bank Corp.	150,995
8	Meridian Corp.	152
6,535	Metrocity Bankshares, Inc.	187,358
567	Metropolitan Bank Holding Corp.	47,225
4,967	Mid Penn Bancorp, Inc.	159,739
4,469	Midland States Bancorp, Inc.	99,703
9,284	MVB Financial Corp.	230,522
2,409	National Bank Holdings Corp. Class A	94,336
7,731	NB Bancorp, Inc.	162,892
2,526	NBT Bancorp, Inc.	107,557
1,983	Nicolet Bankshares, Inc.	294,713
990	Northeast Bank	111,246
7,085	Northeast Community Bancorp, Inc.	168,623
8,270	Northfield Bancorp, Inc.	111,976
7,505	Northpointe Bancshares, Inc.	129,536
6,617	Northrim BanCorp, Inc.	151,397
9,754	Northwest Bancshares, Inc.	123,778
7,076	Norwood Financial Corp.	208,176
16,413	NU Holdings Ltd. Class A*	235,855
4,085	OceanFirst Financial Corp.	73,693
2,971	OFG Bancorp	120,207
6,233	Old National Bancorp	137,749
8,080	Old Second Bancorp, Inc.	162,893

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
5	OP Bancorp	$ 67
4,032	Orange County Bancorp, Inc.	128,943
3,188	Origin Bancorp, Inc.	132,174
4,641	Orrstown Financial Services, Inc.	167,447
793	Park National Corp.	129,616
9,882	Parke Bancorp, Inc.	280,649
1,769	Pathward Financial, Inc.	157,848
18,595	Patriot National Bancorp, Inc.*	23,988
6,140	PCB Bancorp	138,089
2,251	Peapack-Gladstone Financial Corp.	79,258
4,496	Peoples Bancorp, Inc.	147,784
2,563	Peoples Financial Services Corp.	136,685
2,420	Pinnacle Financial Partners, Inc.	208,459
16,073	Pioneer Bancorp, Inc.*	223,736
4,327	Plumas Bancorp	211,244
17,457	PNC Financial Services Group, Inc.	3,632,627
14,979	Ponce Financial Group, Inc.*	250,299
18,129	Popular, Inc.	2,432,368
1,757	Preferred Bank	159,342
13,175	Primis Financial Corp.	174,964
3	Princeton Bancorp, Inc.	101
2,181	Prosperity Bancshares, Inc.	146,520
4,405	Provident Financial Services, Inc.	93,210
1,459	QCR Holdings, Inc.	124,672
6,348	RBB Bancorp	135,657
2,917	Red River Bancshares, Inc.	263,813
21,004	Regions Financial Corp.	548,624
1,359	Renasant Corp.	49,101
1,971	Republic Bancorp, Inc. Class A	139,054
3	Richmond Mutual BanCorp, Inc.	41
3,043	S&T Bancorp, Inc.	127,289
3,016	Seacoast Banking Corp. of Florida	91,355
1,150	ServisFirst Bancshares, Inc.	83,755
7,851	Shore Bancshares, Inc.	146,657
5,036	Sierra Bancorp	170,821
8,488	Simmons First National Corp. Class A	165,092
4,468	SmartFinancial, Inc.	174,609
4,194	South Plains Financial, Inc.	175,729
2,547	Southern First Bancshares, Inc.*	138,812
2,511	Southern Missouri Bancorp, Inc.	160,553

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
5,321	Southside Bancshares, Inc.	$ 165,430
1,782	Southstate Bank Corp.	164,871
4,131	Stellar Bancorp, Inc.	151,236
23,246	Sterling Bancorp, Inc.*(b)	—
1,832	Stock Yards Bancorp, Inc.	121,443
913	Texas Capital Bancshares, Inc.*	86,625
12,420	TFS Financial Corp.	174,501
3,146	Third Coast Bancshares, Inc.*	119,013
5,237	Timberland Bancorp, Inc.	206,495
1,470	Tompkins Financial Corp.	115,895
3,585	Towne Bank	120,707
3,078	TriCo Bancshares	146,328
50	Triumph Financial, Inc.*	2,983
31,550	Truist Financial Corp.	1,450,353
4,486	TrustCo Bank Corp.	196,397
3,287	Trustmark Corp.	138,514
67,122	U.S. Bancorp	3,491,015
1,289	UMB Financial Corp.	145,386
17	Union Bankshares, Inc.	413
3,698	United Bankshares, Inc.	153,171
2,807	United Community Banks, Inc.	88,392
2,931	Unity Bancorp, Inc.	151,914
3,640	Univest Financial Corp.	124,706
8,457	USCB Financial Holdings, Inc.	156,793
18,859	Valley National Bancorp	231,589
2,901	WaFd, Inc.	91,091
6,193	Washington Trust Bancorp, Inc.	207,218
3,710	Webster Financial Corp.	257,548
126,460	Wells Fargo & Co.	10,067,481
2,252	WesBanco, Inc.	77,671
8,675	West BanCorp, Inc.	206,378
3,783	Westamerica BanCorp	197,283
1,660	Western Alliance Bancorp	117,611
1,484	Wintrust Financial Corp.	206,187
1,862	WSFS Financial Corp.	121,887
2,733	Zions Bancorp NA	157,475

		102,559,891

Beverages – 0.3%
447	Boston Beer Co., Inc. Class A*	102,989
3,195	Brown-Forman Corp. Class B	84,476
890	Brown-Forman Corp. Class A	23,843
8,436	Celsius Holdings, Inc.*	299,309
106,460	Coca-Cola Co.	8,096,283
1,855	Coca-Cola Consolidated, Inc.	355,678

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Beverages – (continued)
2,472	Constellation Brands, Inc. Class A	$ 370,800
30,176	Keurig Dr. Pepper, Inc.	794,534
1,335	MGP Ingredients, Inc.	24,551
5,019	Molson Coors Beverage Co. Class B	216,118
23,455	Monster Beverage Corp.*	1,699,549
4,069	National Beverage Corp.*	136,922
34,777	PepsiCo, Inc.	5,400,520
1,640	Primo Brands Corp.	30,881
3,136	Vita Coco Co., Inc.*	150,246
270	Zevia PBC Class A*	316

		17,787,015

Biotechnology – 0.9%
269	89bio, Inc.*(b)	91
52,715	AbbVie, Inc.	11,464,985
15,374	Abeona Therapeutics, Inc.*	68,876
10,637	Absci Corp.*(a)	31,911
7,956	ACADIA Pharmaceuticals, Inc.*	177,101
46	Actuate Therapeutics, Inc.*	126
39,288	Acumen Pharmaceuticals, Inc.*	92,720
419	ADC Therapeutics SA*	1,571
2,304	ADMA Biologics, Inc.*	20,759
16,373	Adverum Biotechnologies, Inc.*(b)	13,098
20,178	Agenus, Inc.*	67,395
28,194	Akebia Therapeutics, Inc.*	39,190
2,353	Akero Therapeutics, Inc.*(b)	1,529
13,878	Aldeyra Therapeutics, Inc.*	23,454
24,910	Alector, Inc.*	53,557
7,043	Alkermes PLC*	249,040
13,332	Allogene Therapeutics, Inc.*	32,530
4,057	Alnylam Pharmaceuticals, Inc.*	1,342,340
430	Altimmune, Inc.*	1,324
15,562	Amgen, Inc.	5,475,490
13,283	Amicus Therapeutics, Inc.*	192,072
2,655	AnaptysBio, Inc.*	147,246
8,844	Anavex Life Sciences Corp.*(a)	27,151
8,393	Anika Therapeutics, Inc.*	121,698
861	Annexon, Inc.*	4,770
543	Apellis Pharmaceuticals, Inc.*	21,845
908	Apogee Therapeutics, Inc.*	76,426
35,341	Arbutus Biopharma Corp.*	159,034
189	Arcellx, Inc.*	21,701
1,985	Arcturus Therapeutics Holdings, Inc.*	15,324
735	Arcus Biosciences, Inc.*	15,876

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
5,375	Arcutis Biotherapeutics, Inc.*	$ 126,635
2,098	Ardelyx, Inc.*	12,567
912	ArriVent Biopharma, Inc.*	21,040
2,098	Arrowhead Pharmaceuticals, Inc.*	131,545
286	ARS Pharmaceuticals, Inc.*(a)	2,297
8,018	Artiva Biotherapeutics, Inc.*	51,636
3,481	Assembly Biosciences, Inc.*	96,598
299	Atrium Therapeutics, Inc.*	3,998
41,449	aTyr Pharma, Inc.*	32,330
8,873	Aura Biosciences, Inc.*	59,360
579	Aurinia Pharmaceuticals, Inc.*	8,581
26,701	Avita Medical, Inc.*(a)	98,794
464	Beam Therapeutics, Inc.*	11,057
10,498	Benitec Biopharma, Inc.*	111,804
9	Bicara Therapeutics, Inc.*	179
11,915	BioCryst Pharmaceuticals, Inc.*	113,431
3,864	Biogen, Inc.*	708,387
455	Biohaven Ltd.*	3,849
3,972	BioMarin Pharmaceutical, Inc.*	224,378
40,738	Biomea Fusion, Inc.*(a)	62,329
30,637	Black Diamond Therapeutics, Inc.*	65,257
835	Blueprint Medicines Corp.*(b)	384
3,781	Bridgebio Pharma, Inc.*	280,777
25	Bright Minds Biosciences, Inc.*	1,824
11,236	C4 Therapeutics, Inc.*	29,551
15,226	Cabaletta Bio, Inc.*	40,958
12,302	Candel Therapeutics, Inc.*(a)	60,280
187	Capricor Therapeutics, Inc.*	5,685
29,990	Cardiff Oncology, Inc.*(a)	48,584
262	CareDx, Inc.*	4,548
7,231	Cargo Therapeutics, Inc.*(b)	—
36,490	Caribou Biosciences, Inc.*	69,331
1,129	Caris Life Sciences, Inc.*	20,187
7,427	Cartesian Therapeutics, Inc.*(a)	45,676
3,606	Catalyst Pharmaceuticals, Inc.*	89,285
1,523	Celcuity, Inc.*	173,835
271	CG oncology, Inc.*	18,341
32,453	Climb Bio, Inc.*	222,303
3,153	Cogent Biosciences, Inc.*	121,359
58,706	Coherus Oncology, Inc.*	99,213
13,647	Compass Therapeutics, Inc.*	72,193

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
5,496	Corbus Pharmaceuticals Holdings, Inc.*	$ 51,607
3,213	Corvus Pharmaceuticals, Inc.*	47,006
954	Cullinan Therapeutics, Inc.*	13,556
1,196	Cytokinetics, Inc.*	78,828
15,186	CytomX Therapeutics, Inc.*	71,374
753	Day One Biopharmaceuticals, Inc.*	16,144
37	Denali Therapeutics, Inc.*	710
3,906	Design Therapeutics, Inc.*	41,560
7,836	DiaMedica Therapeutics, Inc.*	53,050
905	Dianthus Therapeutics, Inc.*	75,948
941	Disc Medicine, Inc.*	60,168
192	Dyne Therapeutics, Inc.*	3,481
31,606	Editas Medicine, Inc.*	78,067
44,476	Eledon Pharmaceuticals, Inc.*	136,986
1,101	Emergent BioSolutions, Inc.*	9,138
3,748	Enanta Pharmaceuticals, Inc.*	47,337
3,048	Entrada Therapeutics, Inc.*	38,466
8,382	Exelixis, Inc.*	359,504
30,703	Fate Therapeutics, Inc.*	36,844
31	Fennec Pharmaceuticals, Inc.*	191
10,853	Foghorn Therapeutics, Inc.*	51,877
22,865	Galectin Therapeutics, Inc.*(a)	63,793
24,616	Genelux Corp.*(a)	59,571
2,651	Geron Corp.*	3,950
52,041	Gilead Sciences, Inc.	7,252,954
23,317	Gossamer Bio, Inc.*	7,660
569	GRAIL, Inc.*	29,406
15,232	Greenwich Lifesciences, Inc.*(a)	365,873
3,872	Gyre Therapeutics, Inc.*(a)	26,988
6,299	Halozyme Therapeutics, Inc.*	407,104
83,929	Heron Therapeutics, Inc.*	67,152
23,907	HilleVax, Inc.*(b)	3,347
24,087	Humacyte, Inc.*(a)	14,614
449	Ideaya Biosciences, Inc.*	14,961
1,487	Immatics NV*	14,632
1,181	ImmunityBio, Inc.*(a)	9,058
455	Immunome, Inc.*	9,951
340	Immunovant, Inc.*	8,446
6,537	Incyte Corp.*	615,262
25	Inhibikase Therapeutics, Inc.*	42
1,089	Inhibrx Biosciences, Inc.*	73,213
99	Inmune Bio, Inc.*	112

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
27,231	Inovio Pharmaceuticals, Inc.*(a)	$ 47,382
6,506	Insmed, Inc.*	1,063,861
20,809	Invivyd, Inc.*	27,052
4,900	Ionis Pharmaceuticals, Inc.*	367,941
714	Ironwood Pharmaceuticals, Inc.*	2,506
3,759	Jade Biosciences, Inc.	52,814
67	Janux Therapeutics, Inc.*	931
8,430	Kalaris Therapeutics, Inc.*(a)	48,641
3,616	KalVista Pharmaceuticals, Inc.*	72,790
3,400	Keros Therapeutics, Inc.*	37,536
274	Kodiak Sciences, Inc.*	10,445
5,169	Korro Bio, Inc.*	58,513
570	Krystal Biotech, Inc.*	147,242
1,190	Kymera Therapeutics, Inc.*	99,115
8,808	Kyverna Therapeutics, Inc.*	76,013
6,592	Larimar Therapeutics, Inc.*	29,664
2,513	Lexeo Therapeutics, Inc.*	14,425
79,831	Lineage Cell Therapeutics, Inc.*(a)	126,133
616	Lyell Immunopharma, Inc.*	12,357
19,167	MacroGenics, Inc.*	55,393
517	Madrigal Pharmaceuticals, Inc.*	270,634
3,506	MannKind Corp.*	8,590
43	MapLight Therapeutics, Inc.*	874
9,286	MeiraGTx Holdings PLC*	80,417
230	Metsera, Inc.*(b)	1,127
14,350	MiMedx Group, Inc.*	56,683
3,182	Mineralys Therapeutics, Inc.*	86,200
3,960	Mirum Pharmaceuticals, Inc.*	365,825
1,007	Monopar Therapeutics, Inc.*(a)	55,174
3,132	Monte Rosa Therapeutics, Inc.*	51,521
182	Myriad Genetics, Inc.*	819
3,813	Natera, Inc.*	762,562
3,302	Neurocrine Biosciences, Inc.*	435,005
2,351	Neurogene, Inc.*	47,396
32,421	Nkarta, Inc.*	68,408
5,944	Novavax, Inc.*	48,384
505	Nuvalent, Inc. Class A*	51,737
75	Nuvectis Pharma, Inc.*	580
78,538	Ocugen, Inc.*(a)	142,154
8,283	Organogenesis Holdings, Inc.*	19,631
2,409	ORIC Pharmaceuticals, Inc.*	30,522

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
876	Oruka Therapeutics, Inc.*	$ 42,968
1,225	Palvella Therapeutics, Inc.*	152,696
15,634	Perspective Therapeutics, Inc.*	65,194
74,321	PMV Pharmaceuticals, Inc.*	92,158
616	Praxis Precision Medicines, Inc.*	198,469
18,423	Precigen, Inc.*	71,297
8,244	Prime Medicine, Inc.*	28,689
7,442	ProKidney Corp.*(a)	13,321
2,566	Protagonist Therapeutics, Inc.*	270,456
78,711	Protalix BioTherapeutics, Inc.*	170,803
1,924	Prothena Corp. PLC*	18,701
3,766	PTC Therapeutics, Inc.*	256,578
37,458	Puma Biotechnology, Inc.*	239,357
1,847	Recursion Pharmaceuticals, Inc. Class A*(a)	5,670
2,306	Regeneron Pharmaceuticals, Inc.	1,781,708
2,890	REGENXBIO, Inc.*	24,218
92	Regulus Therapeutics, Inc.*(b)	107
2,798	Relay Therapeutics, Inc.*	27,840
3,316	Revolution Medicines, Inc.*	322,481
11,032	Rezolute, Inc.*	33,648
2,185	Rhythm Pharmaceuticals, Inc.*	190,029
2,688	Rigel Pharmaceuticals, Inc.*	72,684
2,721	Rocket Pharmaceuticals, Inc.*	9,741
3,738	Sage Therapeutics, Inc.*(b)	673
12,731	Sagimet Biosciences, Inc. Class A*	66,519
2,605	Sana Biotechnology, Inc.*	7,502
69,005	Sangamo Therapeutics, Inc.*	17,037
385	Sarepta Therapeutics, Inc.*	8,378
3,753	Savara, Inc.*	20,491
367	Scholar Rock Holding Corp.*	18,042
601	SELLAS Life Sciences Group, Inc.*(a)	2,542
10,456	Sera Prognostics, Inc. Class A*	21,226
2,668	Seres Therapeutics, Inc.*	23,665
78	Sionna Therapeutics, Inc.*	3,127
227	Soleno Therapeutics, Inc.*	7,600
3,134	Solid Biosciences, Inc.*	22,565
224	Spyre Therapeutics, Inc.*	11,299
2,951	Stoke Therapeutics, Inc.*	96,085
573	Summit Therapeutics, Inc.*	10,864
4,092	Sutro Biopharma, Inc.*	101,932

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
386	Syndax Pharmaceuticals, Inc.*	$ 9,017
4,533	Tango Therapeutics, Inc.*	94,830
12,068	Taysha Gene Therapies, Inc.*	53,944
9	Tectonic Therapeutic, Inc.*	278
21,195	Tenaya Therapeutics, Inc.*	14,675
1,874	Tevogen Bio Holdings, Inc.*(a)	8,470
2,591	TG Therapeutics, Inc.*	86,073
52,652	Tiziana Life Sciences Ltd.*(a)	61,603
2,510	Tonix Pharmaceuticals Holding Corp.*	34,513
4,151	Travere Therapeutics, Inc.*	123,326
22,522	TriSalus Life Sciences, Inc.*	90,088
161	TuHURA Biosciences, Inc.*	288
290	Twist Bioscience Corp.*	13,781
671	Tyra Biosciences, Inc.*	25,699
1,058	Ultragenyx Pharmaceutical, Inc.*	22,165
3,433	United Therapeutics Corp.*	2,035,700
4,351	UroGen Pharma Ltd.*	78,231
24,774	Vanda Pharmaceuticals, Inc.*	171,188
270	Vera Therapeutics, Inc.*	10,862
872	Veracyte, Inc.*	28,087
5,517	Verastem, Inc.*	29,240
1,387	Vericel Corp.*	44,620
11,542	Vertex Pharmaceuticals, Inc.*	5,153,965
2,973	Vigil Neuroscience, Inc.*(b)	149
42	Viking Therapeutics, Inc.*	1,367
1,684	Viridian Therapeutics, Inc.*	32,939
9,093	Vor BioPharma, Inc.*	162,219
12,307	Voyager Therapeutics, Inc.*	47,505
369	Xenon Pharmaceuticals, Inc.*	21,457
4,188	XOMA Royalty Corp.*	131,378
2,034	Zenas Biopharma, Inc.*	39,765
24,619	Zentalis Pharmaceuticals, Inc.*	57,608
20,013	Zura Bio Ltd.*	119,077
3,977	Zymeworks, Inc.*	99,584

		51,997,575

Broadline Retail – 1.4%
24,105	1stdibs.com, Inc.*	132,577
369,203	Amazon.com, Inc.*	76,893,909
37,603	Coupang, Inc.*	709,945
321	Dillard’s, Inc. Class A	183,647
12,229	eBay, Inc.	1,113,084
1,811	Etsy, Inc.*	90,514
6,839	Groupon, Inc.*	81,384
7,826	Kohl’s Corp.	100,955

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Broadline Retail – (continued)
13,510	Macy’s, Inc.	$ 244,396
1,883	Ollie’s Bargain Outlet Holdings, Inc.*	173,311
193	Savers Value Village, Inc.*	1,436

		79,725,158

Building Products – 0.2%
2,634	A.O. Smith Corp.	173,686
330	AAON, Inc.	27,307
928	Advanced Drainage Systems, Inc.	127,257
2,867	Allegion PLC	416,546
26	American Woodmark Corp.*	1,036
356	Apogee Enterprises, Inc.	11,940
1,911	Armstrong World Industries, Inc.	314,933
1,209	AZZ, Inc.	151,282
1,419	Builders FirstSource, Inc.*	116,826
537	Carlisle Cos., Inc.	179,154
14,077	Carrier Global Corp.	792,676
246	CSW Industrials, Inc.	64,103
1,048	Fortune Brands Innovations, Inc.	40,841
222	Gibraltar Industries, Inc.*	8,851
759	Griffon Corp.	55,164
2,063	Hayward Holdings, Inc.*	27,603
3,944	Insteel Industries, Inc.	132,558
19,709	Janus International Group, Inc.*	101,501
17,041	JELD-WEN Holding, Inc.*	21,131
16,446	Johnson Controls International PLC	2,153,604
494	Lennox International, Inc.	229,280
2,954	Masco Corp.	178,333
3,338	Masterbrand, Inc.*	27,739
255	Modine Manufacturing Co.*	55,261
1,250	Owens Corning	135,275
2,084	Resideo Technologies, Inc.*	70,252
783	Simpson Manufacturing Co., Inc.	134,378
530	Tecnoglass, Inc.	23,612
14,202	Tecogen, Inc.*	36,357
6,468	Trane Technologies PLC	2,695,474
1,121	UFP Industries, Inc.	103,267
6,029	Zurn Elkay Water Solutions Corp.	270,340

		8,877,567

Capital Markets – 1.0%
4,013	Acadian Asset Management, Inc.	218,387
1,168	Affiliated Managers Group, Inc.	323,186
12,047	AlTi Global, Inc.*	43,610

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
2,439	Ameriprise Financial, Inc.	$ 1,083,892
4,220	ARES Management Corp. Class A	460,402
3,276	Artisan Partners Asset Management, Inc. Class A	119,214
15	Bakkt, Inc.*	110
19,036	Bank of New York Mellon Corp.	2,258,241
9,980	BGC Group, Inc. Class A	97,604
3,739	Blackrock, Inc.	3,595,834
19,404	Blackstone, Inc.	2,231,266
6,250	Blue Owl Capital, Inc.(a)	57,062
26,208	BRC Group Holdings, Inc.*(a)	191,843
647	Brookfield Asset Management Ltd. Class A	28,759
25	Bullish*	893
2,202	Carlyle Group, Inc.	106,555
3,212	Cboe Global Markets, Inc.	902,797
75,072	Charles Schwab Corp.	7,055,267
9,424	CME Group, Inc.	2,783,378
1,827	Cohen & Steers, Inc.	114,279
4,273	Coinbase Global, Inc. Class A*	746,109
2,115	Diamond Hill Investment Group, Inc.	363,991
348	Donnelley Financial Solutions, Inc.*	16,405
291	Evercore, Inc. Class A	86,866
598	FactSet Research Systems, Inc.	129,760
5,713	Federated Hermes, Inc.	323,984
16	Fold Holdings, Inc.*	21
9,494	Franklin Resources, Inc.	224,248
74	Freedom Holding Corp.*	10,721
8,552	GCM Grosvenor, Inc. Class A	83,810
485	Hamilton Lane, Inc. Class A	48,209
1,185	Houlihan Lokey, Inc.	170,190
1,172	Innventure, Inc.*(a)	4,583
9,062	Interactive Brokers Group, Inc. Class A	607,788
13,824	Intercontinental Exchange, Inc.	2,174,239
12,603	Invesco Ltd.	306,127
2,219	Janus Henderson Group PLC	113,990
2,047	Jefferies Financial Group, Inc.	84,480
14,306	KKR & Co., Inc.	1,323,305
319	Lazard, Inc.	13,551
2,269	LPL Financial Holdings, Inc.	682,583
184	Marex Group PLC	8,203
1,007	MarketAxess Holdings, Inc.	166,135

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
3,683	Miami International Holdings, Inc.*	$ 143,342
1,353	Moelis & Co. Class A	77,121
8,741	Moody’s Corp.	3,813,261
51,430	Morgan Stanley	8,463,835
717	Morningstar, Inc.	121,209
1,684	MSCI, Inc.	907,693
25,873	Nasdaq, Inc.	2,196,359
5,412	Northern Trust Corp.	755,353
17,741	Open Lending Corp.*	22,176
1,498	Oppenheimer Holdings, Inc. Class A	133,607
14,342	Patria Investments Ltd. Class A	180,709
302	Perella Weinberg Partners	5,484
1,284	Piper Sandler Cos.	98,290
971	PJT Partners, Inc. Class A	135,668
4,489	Raymond James Financial, Inc.	649,962
9,224	Ridgepost Capital, Inc. Class A	66,966
16,990	Robinhood Markets, Inc. Class A*	1,177,407
13,418	S&P Global, Inc.	5,707,212
2,791	SEI Investments Co.	219,010
7	Siebert Financial Corp.*	13
7,955	State Street Corp.	1,006,785
1,512	StepStone Group, Inc. Class A	72,153
3,307	Stifel Financial Corp.	244,453
3,408	StoneX Group, Inc.*	274,855
3,290	T. Rowe Price Group, Inc.	296,561
1,626	TPG, Inc.	65,869
1,670	Tradeweb Markets, Inc. Class A	196,492
3,076	Value Line, Inc.	108,552
616	Victory Capital Holdings, Inc. Class A	40,336
2,070	Virtu Financial, Inc. Class A	91,039
289	Virtus Investment Partners, Inc.	38,827
173	Webull Corp.*	830
13,941	WisdomTree, Inc.(a)	202,981
172	XP, Inc. Class A	3,275

		56,879,562

Chemicals – 0.4%
3,241	AdvanSix, Inc.	79,080
4,378	Air Products & Chemicals, Inc.	1,271,765
360	Albemarle Corp.	64,631
8,218	Alto Ingredients, Inc.*	39,775
10,633	American Vanguard Corp.*	26,476
16,017	Arq, Inc.*	41,003
405	Ashland, Inc.	22,522

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
4,723	ASP Isotopes, Inc.*(a)	$ 20,876
136	Avient Corp.	4,937
3,191	Axalta Coating Systems Ltd.*	88,391
1,449	Balchem Corp.	245,576
1,362	Cabot Corp.	102,572
2,842	Celanese Corp.	186,918
3,706	CF Industries Holdings, Inc.	481,187
731	Chemours Co.	16,104
17,394	Corteva, Inc.	1,456,052
5,310	Dow, Inc.	221,161
10,911	DuPont de Nemours, Inc.	499,724
722	Eastman Chemical Co.	55,103
6,603	Ecolab, Inc.	1,756,530
2,412	Ecovyst, Inc.*	31,018
1,804	Element Solutions, Inc.	61,589
4,325	Flotek Industries, Inc.*	73,395
640	Hawkins, Inc.	98,304
750	HB Fuller Co.	46,260
458	Ingevity Corp.*	32,623
2,041	Innospec, Inc.	149,034
3,738	International Flavors & Fragrances, Inc.	271,192
1,226	Intrepid Potash, Inc.*	52,436
782	Koppers Holdings, Inc.	30,248
6,594	Kronos Worldwide, Inc.	43,323
19,436	Linde PLC	9,635,591
2,539	LSB Industries, Inc.*	37,831
1,791	LyondellBasell Industries NV Class A	144,283
746	Mativ Holdings, Inc.	6,490
431	Minerals Technologies, Inc.	30,567
3,804	Mosaic Co.	97,002
464	NewMarket Corp.	297,401
2,080	Origin Materials, Inc.*	4,742
150	Orion SA	975
5,542	Perimeter Solutions, Inc.*	135,336
3,545	PPG Industries, Inc.	378,890
630	PureCycle Technologies, Inc.*(a)	3,270
6,298	Rayonier Advanced Materials, Inc.*	69,719
2,200	Resonac Holdings Corp.	143,184
2,117	RPM International, Inc.	210,430
545	Scotts Miracle-Gro Co.	33,141
2,938	Sensient Technologies Corp.	253,961
13,489	Sherwin-Williams Co.	4,323,899
91	Solesence, Inc.*	86
1,413	Stepan Co.	70,622

		23,447,225

Commercial Services & Supplies – 0.2%
2,074	ABM Industries, Inc.	79,890
10,508	ACCO Brands Corp.	31,524

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Commercial Services & Supplies – (continued)
815	ACV Auctions, Inc. Class A*	$ 3,456
2,822	Brady Corp. Class A	229,259
2,976	BrightView Holdings, Inc.*	35,087
2,608	Brink’s Co.	270,267
1,946	Casella Waste Systems, Inc. Class A*	154,396
82	Cimpress PLC*	5,986
9,565	Cintas Corp.	1,617,824
7,974	Civeo Corp.*	210,992
837	Clean Harbors, Inc.*	239,993
3,490	CompX International, Inc.	81,526
20,899	Copart, Inc.*	693,847
3,370	CoreCivic, Inc.*	63,727
2,348	Deluxe Corp.	64,664
18,891	Ennis, Inc.	404,645
4,066	Enviri Corp.*	79,775
657	GEO Group, Inc.*	11,044
11,793	Healthcare Services Group, Inc.*	218,760
2,520	HNI Corp.	84,143
1,914	Interface, Inc.	47,697
889	Liquidity Services, Inc.*	27,177
337	MillerKnoll, Inc.	4,873
4,622	Montrose Environmental Group, Inc.*	101,175
1,179	MSA Safety, Inc.	193,297
15,568	NL Industries, Inc.	90,761
9,093	OPENLANE, Inc.*	265,061
13	Perma-Fix Environmental Services, Inc.*	139
11,793	Pitney Bowes, Inc.	130,313
5,690	Quad/Graphics, Inc.	37,611
55	RB Global, Inc.	5,272
5,283	Republic Services, Inc.	1,157,083
11,566	Rollins, Inc.	617,740
4,567	Tetra Tech, Inc.	137,558
301	UniFirst Corp.	75,729
6,677	Veralto Corp.	590,380
13,924	Virco Mfg. Corp.	85,215
11,686	Waste Management, Inc.	2,685,326

		10,833,212

Communications Equipment – 0.4%
1,875	ADTRAN Holdings, Inc.*	23,587
233	Applied Optoelectronics, Inc.*	19,709
49,328	Arista Networks, Inc.*	6,056,492
5,666	Aviat Networks, Inc.*	128,108
14	BK Technologies Corp.*	1,045
4,314	Calix, Inc.*	211,343
3,008	Ciena Corp.*	1,167,796
153,188	Cisco Systems, Inc.	11,885,857
1,811	Clearfield, Inc.*	47,937
625	Digi International, Inc.*	30,125

Shares	Description	Value

Common Stocks – (continued)
Communications Equipment – (continued)
2,958	Extreme Networks, Inc.*	$ 44,607
1,180	F5, Inc.*	341,409
3,737	Harmonic, Inc.*	33,558
11	Inseego Corp.*	122
1,020	Lumentum Holdings, Inc.*	716,815
7,675	Motorola Solutions, Inc.	3,330,720
2,349	NETGEAR, Inc.*	51,302
6,478	NetScout Systems, Inc.*	205,936
6,931	Ribbon Communications, Inc.*	14,694
21	Ubiquiti, Inc.	16,596
6,394	Viasat, Inc.*	292,845
10,988	Viavi Solutions, Inc.*	365,681
8,604	Vistance Networks, Inc.*	156,593

		25,142,877

Construction & Engineering – 0.2%
4,055	AECOM	343,945
10,503	API Group Corp.*	425,582
819	Arcosa, Inc.	86,929
393	Argan, Inc.	214,047
4,562	Bowman Consulting Group Ltd.*	129,743
380	Centuri Holdings, Inc.*	11,100
2,040	Comfort Systems USA, Inc.	2,813,140
12,437	Concrete Pumping Holdings, Inc.*	88,800
507	Construction Partners, Inc. Class A*	56,338
971	Dycom Industries, Inc.*	328,994
1,146	EMCOR Group, Inc.	846,103
1,107	Everus Construction Group, Inc.*	130,692
2,416	Fluor Corp.*	112,706
1,757	Granite Construction, Inc.	210,629
3,489	Great Lakes Dredge & Dock Corp.*	59,313
284	IES Holdings, Inc.*	135,317
1,034	Legence Corp. Class A*	58,380
155	Limbach Holdings, Inc.*	12,098
1,506	MasTec, Inc.*	484,540
3,143	Matrix Service Co.*	36,082
584	MYR Group, Inc.*	164,875
1,376	NWPX Infrastructure, Inc.*	107,135
7,132	Orion Group Holdings, Inc.*	77,739
2,167	Primoris Services Corp.	309,968
4,103	Quanta Services, Inc.	2,252,629
31,135	Southland Holdings, Inc.*	40,476
659	Sterling Infrastructure, Inc.*	268,391
4,059	Tutor Perini Corp.	313,314
570	Valmont Industries, Inc.	227,755
1,141	WillScot Holdings Corp.	19,808

		10,366,568

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Construction Materials – 0.1%
337	Eagle Materials, Inc.	$ 63,845
467	James Hardie Industries PLC*	8,845
479	Knife River Corp.*	39,110
3,536	Martin Marietta Materials, Inc.	2,081,572
1,909	Smith-Midland Corp.*	62,100
118	Titan America SA*	1,768
378	U.S. Lime & Minerals, Inc.	49,370
3,223	Vulcan Materials Co.	877,623

		3,184,233

Consumer Finance – 0.3%
6,720	Ally Financial, Inc.	263,626
23,611	American Express Co.	7,141,855
31	Atlanticus Holdings Corp.*	1,627
1,277	Bread Financial Holdings, Inc.	95,634
30,299	Capital One Financial Corp.	5,527,447
7,708	Consumer Portfolio Services, Inc.*	59,583
41	Credit Acceptance Corp.*	17,362
180	Dave, Inc.*	31,336
730	Enova International, Inc.*	99,156
12,613	EZCORP, Inc. Class A*	320,118
4,607	Figure Technology Solutions, Inc. Class A*(a)	156,408
2,324	FirstCash Holdings, Inc.	436,912
818	Green Dot Corp. Class A*	9,178
2,435	Jefferson Capital, Inc.	46,825
613	LendingClub Corp.*	8,778
725	LendingTree, Inc.*	31,088
11,449	Medallion Financial Corp.	98,003
3,103	Navient Corp.	25,383
1,903	Nelnet, Inc. Class A	245,411
208	NerdWallet, Inc. Class A*	2,159
3,129	OneMain Holdings, Inc.	167,370
6,122	Oportun Financial Corp.*	28,222
4,334	OppFi, Inc.	33,415
110	PRA Group, Inc.*	1,925
833	PROG Holdings, Inc.	23,899
2,781	Regional Management Corp.	89,687
4,377	SLM Corp.	93,712
21,204	SoFi Technologies, Inc.*	336,719
8,952	Synchrony Financial	608,915
414	Upstart Holdings, Inc.*	10,619
1	Vroom, Inc.*	13
294	World Acceptance Corp.*	39,702

		16,052,087

Consumer Staples Distribution & Retail – 0.7%
15,648	Albertsons Cos., Inc. Class A	266,642
2,511	Andersons, Inc.	180,240

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples Distribution & Retail – (continued)
4,196	BJ’s Wholesale Club Holdings, Inc.*	$ 412,970
1,348	Casey’s General Stores, Inc.	981,155
4,174	Chefs’ Warehouse, Inc.*	248,144
13,108	Costco Wholesale Corp.	13,061,204
7,591	Dollar General Corp.	901,279
6,426	Dollar Tree, Inc.*	703,711
935	Grocery Outlet Holding Corp.*	6,592
11,614	HF Foods Group, Inc.*	21,486
3,059	Ingles Markets, Inc. Class A	274,974
18,383	Kroger Co.	1,330,194
27,440	Maplebear, Inc.*	1,027,902
1,473	Natural Grocers by Vitamin Cottage, Inc.	38,077
5,590	Performance Food Group Co.*	478,839
2,549	PriceSmart, Inc.	383,625
1,772	Sprouts Farmers Market, Inc.*	136,674
14,519	Sysco Corp.	1,035,640
9,523	Target Corp.	1,154,188
7,562	U.S. Foods Holding Corp.*	697,292
8,032	United Natural Foods, Inc.*	361,922
7,450	Village Super Market, Inc. Class A	314,614
12,948	Walgreens Boots Alliance, Inc.*(b)	6,862
109,566	Walmart, Inc.	13,616,863
2,843	Weis Markets, Inc.	194,433

		37,835,522

Containers & Packaging – 0.1%
10,845	Amcor PLC	431,089
1,262	AptarGroup, Inc.	159,037
2,533	Ardagh Metal Packaging SA	10,259
1,685	Avery Dennison Corp.	290,966
4,275	Ball Corp.	252,695
4,138	Crown Holdings, Inc.	414,834
8,639	Eightco Holdings, Inc.*	8,053
4,869	Graphic Packaging Holding Co.	48,398
1,241	Greif, Inc. Class A	83,234
5,762	International Paper Co.	205,703
9,610	Myers Industries, Inc.	203,540
4,852	O-I Glass, Inc.*	50,995
1,537	Packaging Corp. of America	326,182
2,870	Sealed Air Corp.	120,683
1,615	Silgan Holdings, Inc.	62,662
48,721	Smurfit Westrock PLC	1,941,532
2,023	Sonoco Products Co.	109,424
4,806	TriMas Corp.	172,728

		4,892,014

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Distributors – 0.0%
3,633	Genuine Parts Co.	$ 384,190
1,363	GigaCloud Technology, Inc. Class A*	61,853
1,000	Gold.com, Inc.	40,080
5,758	LKQ Corp.	169,112
527	Pool Corp.	106,628
2,828	Weyco Group, Inc.	90,637

		852,500

Diversified Consumer Services – 0.1%
33,847	ADT, Inc.	222,375
5,507	American Public Education, Inc.*	313,238
807	Bright Horizons Family Solutions, Inc.*	66,279
5,728	Carriage Services, Inc.	261,540
4,656	Coursera, Inc.*	27,098
1,851	Covista, Inc.*	213,328
4,378	Driven Brands Holdings, Inc.*	55,207
193	Duolingo, Inc.*	19,024
2,363	European Wax Center, Inc. Class A*	13,658
1,271	Frontdoor, Inc.*	67,185
199	Graham Holdings Co. Class B	210,395
1,352	Grand Canyon Education, Inc.*	229,881
4,470	H&R Block, Inc.	141,878
5,180	KinderCare Learning Cos., Inc.*	11,396
9,978	Laureate Education, Inc.*	347,633
964	Liberty Live Holdings, Inc. Class A*	88,341
1,552	Liberty Live Holdings, Inc. Class C*	146,059
6,609	Lincoln Educational Services Corp.*	268,854
3,643	Matthews International Corp. Class A	94,062
5,459	McGraw Hill, Inc.*	74,788
7,286	Mister Car Wash, Inc.*	50,783
77,386	Nerdy, Inc.*	63,162
4,353	OneSpaWorld Holdings Ltd.	99,901
5,918	Perdoceo Education Corp.	220,209
17	Phoenix Education Partners, Inc.	535
3,742	Service Corp. International	308,752
912	Strategic Education, Inc.	75,660
2,056	Stride, Inc.*	181,278
483	Udemy, Inc.*	2,231
2,980	Universal Technical Institute, Inc.*	107,578
624	WW International, Inc.*	8,574

Shares	Description	Value

Common Stocks – (continued)
Diversified Consumer Services – (continued)
28	Zspace, Inc.*	$ 3

		3,990,885

Diversified REITs – 0.0%
25,921	AH Realty Trust, Inc.	142,565
15,544	Alpine Income Property Trust, Inc.	279,792
4,927	American Assets Trust, Inc.	90,706
14,534	Broadstone Net Lease, Inc.	265,536
12,044	CTO Realty Growth, Inc.	222,693
5,666	Essential Properties Realty Trust, Inc.	172,020
18,353	Gladstone Commercial Corp.	209,775
27,652	Global Net Lease, Inc.	258,823
18,418	NexPoint Diversified Real Estate Trust(a)	86,012
8,382	WP Carey, Inc.	569,641

		2,297,563

Diversified Telecommunication Services – 0.3%
4,117	Anterix, Inc.*	157,228
4,158	AST SpaceMobile, Inc.*	344,574
181,556	AT&T, Inc.	5,263,308
2,192	ATN International, Inc.	59,666
1,155	Bandwidth, Inc. Class A*	20,582
653	Cogent Communications Holdings, Inc.	12,303
84,495	Comcast Corp. Class A	2,425,852
3	GCI Liberty, Inc. Class A*	111
6,987	GCI Liberty, Inc. Class C*	259,986
1,865	Globalstar, Inc.*	123,873
2,027	IDT Corp. Class B	99,526
859	Iridium Communications, Inc.	23,829
14,235	Liberty Latin America Ltd. Class A*	122,990
16,892	Liberty Latin America Ltd. Class C*	148,987
39,295	Lumen Technologies, Inc.*	273,100
10,154	Shenandoah Telecommunications Co.	156,575
8,406	Uniti Group, Inc.	78,848
175,040	Verizon Communications, Inc.	8,787,008

		18,358,346

Electric Utilities – 0.5%
7,835	Alliant Energy Corp.	562,240
14,717	American Electric Power Co., Inc.	1,929,104
7,247	Constellation Energy Corp.	2,023,725
20,305	Duke Energy Corp.	2,658,737
5,247	Edison International	383,975
12,472	Entergy Corp.	1,401,354

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electric Utilities – (continued)
7,962	Evergy, Inc.	$ 652,247
10,844	Eversource Energy	751,272
29,331	Exelon Corp.	1,437,806
16,938	FirstEnergy Corp.	858,079
5,536	Genie Energy Ltd. Class B	78,279
15,289	Hawaiian Electric Industries, Inc.*	226,889
2,844	IDACORP, Inc.	406,607
2,956	MGE Energy, Inc.	228,469
81,210	NextEra Energy, Inc.	7,542,785
5,633	NRG Energy, Inc.	823,207
7,882	OGE Energy Corp.	378,021
1,215	Oklo, Inc.*	60,252
2,545	Otter Tail Corp.	223,375
114,378	PG&E Corp.	2,009,621
3,802	Pinnacle West Capital Corp.	383,051
5,689	Portland General Electric Co.	300,208
21,496	PPL Corp.	821,147
28,375	Southern Co.	2,738,755
6,563	TXNM Energy, Inc.	383,673
16,176	Xcel Energy, Inc.	1,285,021

		30,547,899

Electrical Equipment – 0.4%
765	Acuity, Inc.	214,368
2,161	Allient, Inc.	127,693
212	American Superconductor Corp.*	7,176
5,621	AMETEK, Inc.	1,204,918
536	Amprius Technologies, Inc.*	9,037
2,388	Array Technologies, Inc.*	17,265
1,100	Atkore, Inc.	64,801
5,862	Babcock & Wilcox Enterprises, Inc.*	86,113
60,252	Blink Charging Co.*	34,157
4,155	Bloom Energy Corp. Class A*	562,961
4,933	ChargePoint Holdings, Inc.*(a)	23,974
9,070	Eaton Corp. PLC	3,244,067
13,079	Emerson Electric Co.	1,713,611
9,186	Energy Vault Holdings, Inc.*	30,314
1,553	EnerSys	269,787
819	Enovix Corp.*	4,242
3,993	Eos Energy Enterprises, Inc.*	19,805
251	Fluence Energy, Inc.*	3,454
708	FuelCell Energy, Inc.*	4,623
7,764	GE Vernova, Inc.	6,777,196
512	Generac Holdings, Inc.*	100,009
3,425	Hubbell, Inc.	1,680,784
12,030	Hyliion Holdings Corp.*	21,173

Shares	Description	Value

Common Stocks – (continued)
Electrical Equipment – (continued)
4,864	KULR Technology Group, Inc.*(a)	$ 11,528
4,259	LSI Industries, Inc.	79,217
183	NANO Nuclear Energy, Inc.*(a)	3,748
4,040	Nextpower, Inc. Class A*	487,022
615	NuScale Power Corp.*	6,667
3,317	nVent Electric PLC	392,335
184	Powell Industries, Inc.	99,559
153	Power Solutions International, Inc.*	9,315
624	Preformed Line Products Co.	168,948
912	Regal Rexnord Corp.	170,781
2,830	Rockwell Automation, Inc.	1,015,630
2,570	Sensata Technologies Holding PLC	90,515
6,299	SES AI Corp.*	6,060
7,289	Shoals Technologies Group, Inc. Class A*	47,962
49,411	SKYX Platforms Corp.*	55,340
5,396	Stem, Inc.*	47,701
71	SunPower, Inc.*	90
2,866	Sunrun, Inc.*	38,863
1,419	T1 Energy, Inc.*	6,229
1,705	Thermon Group Holdings, Inc.*	85,932
18,598	Vertiv Holdings Co. Class A	4,660,287
849	Vicor Corp.*	136,689

		23,841,946

Electronic Equipment, Instruments & Components – 0.4%
18,204	908 Devices, Inc.*	111,408
802	Advanced Energy Industries, Inc.	258,813
1,385	Aeva Technologies, Inc.*	18,227
57,174	Amphenol Corp. Class A	7,223,935
5,382	Arlo Technologies, Inc.*	76,586
851	Arrow Electronics, Inc.*	122,042
2,039	Avnet, Inc.	125,643
752	Badger Meter, Inc.	114,567
612	Bel Fuse, Inc. Class B	121,164
595	Belden, Inc.	68,324
46	Benchmark Electronics, Inc.	2,579
1,903	CDW Corp.	230,301
1,584	Climb Global Solutions, Inc.	31,395
613	Cognex Corp.	30,031
1,423	Coherent Corp.*	338,973
18,937	Corning, Inc.	2,574,864
586	Crane NXT Co.	23,786
1,810	CTS Corp.	86,446
2,070	Daktronics, Inc.*	40,468
508	ePlus, Inc.	38,227
10,230	Evolv Technologies Holdings, Inc.*	61,891

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
767	Fabrinet*	$ 400,006
8,960	Flex Ltd.*	586,522
3,961	Frequency Electronics, Inc.*	175,314
27,358	Identiv, Inc.*	101,225
548	Insight Enterprises, Inc.*	36,721
634	Itron, Inc.*	56,825
2,967	Jabil, Inc.	788,124
9,159	Keysight Technologies, Inc.*	2,586,227
4,584	Kimball Electronics, Inc.*	108,595
3,192	Knowles Corp.*	81,971
8,314	LightPath Technologies, Inc. Class A*	83,389
9,784	Lightwave Logic, Inc.*	68,781
203	Littelfuse, Inc.	68,888
79,760	MicroVision, Inc.*(a)	51,142
4,244	Mirion Technologies, Inc.*	78,896
12	M-Tron Industries, Inc.*	802
2,737	Napco Security Technologies, Inc.	107,810
54	Neonode, Inc.*	76
1,409	nLight, Inc.*	80,341
305	Novanta, Inc.*	36,024
531	OSI Systems, Inc.*	140,986
309	Ouster, Inc.*	5,676
2,613	PC Connection, Inc.	152,756
306	Plexus Corp.*	61,977
2,937	Ralliant Corp.	122,150
2,043	Sanmina Corp.*	264,854
272	ScanSource, Inc.*	9,874
25,140	SmartRent, Inc.*	37,710
2,304	TD SYNNEX Corp.	388,708
7,645	TE Connectivity PLC	1,597,958
1,204	Teledyne Technologies, Inc.*	728,432
1,486	TTM Technologies, Inc.*	144,766
1,914	Unusual Machines, Inc.*	23,734
1,859	Vishay Precision Group, Inc.*	80,718
2,294	Vontier Corp.	81,368
27,032	Vuzix Corp.*(a)	62,444
440	Zebra Technologies Corp. Class A*	91,995

		21,193,455

Energy Equipment & Services – 0.1%
3,337	Archrock, Inc.	116,128
270	Atlas Energy Solutions, Inc.	3,542
50,755	Baker Hughes Co.	3,098,593
1,823	Bristow Group, Inc.	85,481
333	Cactus, Inc. Class A	15,774
3,709	DMC Global, Inc.*	19,324
57	Energy Services of America Corp.	748
4,824	Expro Group Holdings NV*	83,986

Shares	Description	Value

Common Stocks – (continued)
Energy Equipment & Services – (continued)
54	Flowco Holdings, Inc. Class A	$ 1,112
4,070	Forum Energy Technologies, Inc.*	238,746
6,633	Geospace Technologies Corp.*	80,923
14,610	Halliburton Co.	569,644
3,563	Helix Energy Solutions Group, Inc.*	35,238
52	Helmerich & Payne, Inc.	1,874
3,862	Innovex International, Inc.*	94,194
410	Kodiak Gas Services, Inc.	23,911
3,773	National Energy Services Reunited Corp.*	81,006
3,733	Natural Gas Services Group, Inc.	140,884
784	Noble Corp. PLC	38,471
9,078	NOV, Inc.	170,757
424	Oceaneering International, Inc.*	15,039
1,223	Oil States International, Inc.*	14,236
9,676	Patterson-UTI Energy, Inc.	104,791
287	ProPetro Holding Corp.*	4,136
2,786	Ranger Energy Services, Inc. Class A	47,752
9,394	SEACOR Marine Holdings, Inc.*	67,261
111	Seadrill Ltd.*	5,051
1,008	Select Water Solutions, Inc.	15,422
32,333	SLB Ltd.	1,661,593
728	Solaris Energy Infrastructure, Inc.	41,139
10,184	TechnipFMC PLC	704,020
7,964	TETRA Technologies, Inc.*	67,853
1,215	Tidewater, Inc.*	101,513
898	Weatherford International PLC	84,933

		7,835,075

Entertainment – 0.6%
6,793	Atlanta Braves Holdings, Inc. Class C*	290,061
33	Atlanta Braves Holdings, Inc. Class A*	1,556
2,679	Cinemark Holdings, Inc.	76,405
32,770	CuriosityStream, Inc.	96,999
6,004	Electronic Arts, Inc.	1,224,035
213	IMAX Corp.*	8,096
6,518	Liberty Media Corp.-Liberty Formula One Class C*	554,160
1,976	Liberty Media Corp.-Liberty Formula One Class A*	154,286
2,590	Lionsgate Studios Corp.*	24,838

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Entertainment – (continued)
4,417	Live Nation Entertainment, Inc.*	$ 673,637
2,504	Madison Square Garden Entertainment Corp.*	147,511
898	Madison Square Garden Sports Corp.*	288,617
7,103	Marcus Corp.	121,959
9	Meridian Holdings, Inc.*	65
189,144	Netflix, Inc.*	18,186,196
64,723	Playstudios, Inc.*	30,368
96	Playtika Holding Corp.	267
14,774	Reservoir Media, Inc.*	144,637
17,940	ROBLOX Corp. Class A*	1,014,686
2,756	Roku, Inc.*	260,773
14,904	Skillz, Inc.*	38,601
768	Sphere Entertainment Co.*	90,163
4,523	Spotify Technology SA*	2,193,248
21,387	Starz Entertainment Corp.*	245,951
4,890	Take-Two Interactive Software, Inc.*	965,775
2,172	TKO Group Holdings, Inc.	437,984
3,672	Vivid Seats, Inc. Class A*(a)	21,702
72,051	Walt Disney Co.	6,944,275
56,335	Warner Bros Discovery, Inc.*	1,546,959
4,464	Warner Music Group Corp. Class A	114,011

		35,897,821

Financial Services – 1.4%
21,044	Acacia Research Corp.*	101,222
1,504	Affirm Holdings, Inc.*	68,913
6,358	Alerus Financial Corp.	150,748
22,434	Apollo Global Management, Inc.	2,499,596
6,217	Banco Latinoamericano de Comercio Exterior SA	317,564
51,337	Berkshire Hathaway, Inc. Class B*	24,600,690
543	Better Home & Finance Holding Co.*(a)	19,342
9,495	Block, Inc.*	571,409
621	Burford Capital Ltd.	2,807
9,455	Cannae Holdings, Inc.	107,503
16,785	Cantaloupe, Inc.*	181,446
5,973	Cass Information Systems, Inc.	262,931
770	Chime Financial, Inc. Class A*	14,422
7,925	Corebridge Financial, Inc.	189,091
5,217	Corpay, Inc.*	1,518,095
4,516	Enact Holdings, Inc.	184,298
6,396	Equitable Holdings, Inc.	237,356
5,188	Essent Group Ltd.	303,187
809	Euronet Worldwide, Inc.*	53,693

Shares	Description	Value

Common Stocks – (continued)
Financial Services – (continued)
3,203	EVERTEC, Inc.	$ 90,389
578	Federal Agricultural Mortgage Corp. Class C	85,746
2,418	Finance of America Cos., Inc. Class A*	40,139
8,986	Fiserv, Inc.*	501,419
515	Flywire Corp.*	5,995
3,311	Global Payments, Inc.	222,830
732	International Money Express, Inc.*	11,566
1,822	Jack Henry & Associates, Inc.	287,949
1,535	Jackson Financial, Inc. Class A	162,280
214	loanDepot, Inc. Class A*	304
8,827	Marqeta, Inc. Class A*	36,014
35,617	Mastercard, Inc. Class A	17,796,390
928	Merchants Bancorp	39,820
10,997	MGIC Investment Corp.	288,671
2,164	NCR Atleos Corp.*	94,307
9,229	NewtekOne, Inc.	101,058
4,004	NMI Holdings, Inc.*	150,190
2,318	Onity Group, Inc.*	91,028
539	Pagseguro Digital Ltd. Class A	5,401
1,352	Payoneer Global, Inc.*	6,530
19,646	PayPal Holdings, Inc.	888,589
20,922	Paysign, Inc.*	123,440
1,704	PennyMac Financial Services, Inc.	148,930
133	Priority Technology Holdings, Inc.*	628
6,051	Radian Group, Inc.	200,167
820	Remitly Global, Inc.*	12,849
10,108	Repay Holdings Corp.*	26,281
17,217	Rocket Cos., Inc. Class A*	245,342
9,219	Security National Financial Corp. Class A*	87,396
72	Sezzle, Inc.*	4,557
346	Shift4 Payments, Inc. Class A*(a)	15,131
1,220	StoneCo Ltd. Class A*	17,226
5,274	Toast, Inc. Class A*	139,814
329,518	Triller Group, Inc.*(a)	79,051
93	UWM Holdings Corp.	337
10,020	Velocity Financial, Inc.*	181,262
74,110	Visa, Inc. Class A	22,399,006
2,061	Voya Financial, Inc.	140,808
248	Walker & Dunlop, Inc.	11,006
12,011	Waterstone Financial, Inc.	216,558
12,236	Western Union Co.	106,820
97	WEX, Inc.*	14,845

		76,462,382

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food Products – 0.2%
7,322	Alico, Inc.	$ 302,106
14,879	Archer-Daniels-Midland Co.	1,081,555
5,193	B&G Foods, Inc.(a)	24,978
156	Beyond Meat, Inc.*(a)	109
46,730	BRC, Inc. Class A*(a)	36,272
3,871	Bunge Global SA	492,391
4,383	Calavo Growers, Inc.	113,038
2,767	Cal-Maine Foods, Inc.	219,008
4,967	Campbell’s Co.(a)	110,615
13,766	Conagra Brands, Inc.	216,402
4,211	Darling Ingredients, Inc.*	260,450
9,379	Dole PLC	134,026
12,639	Flowers Foods, Inc.	103,008
25	Forafric Global PLC*	241
7,180	Fresh Del Monte Produce, Inc.	289,067
65	Freshpet, Inc.*	3,832
12,565	General Mills, Inc.	467,669
13,238	Hain Celestial Group, Inc.*	9,237
3,984	Hershey Co.	828,234
6,242	Hormel Foods Corp.	141,381
2,120	Ingredion, Inc.	238,839
1,531	J&J Snack Foods Corp.	121,362
2,830	J.M. Smucker Co.	272,925
2,572	John B Sanfilippo & Son, Inc.	204,037
21,283	Kraft Heinz Co.	478,655
2,138	Lamb Weston Holdings, Inc.	90,352
8,790	Lifeway Foods, Inc.*	169,999
13,651	Limoneira Co.	183,196
15,611	Mama’s Creations, Inc.*	239,473
1,077	Marzetti Co.	148,981
5,463	McCormick & Co., Inc.	275,554
6,731	Mission Produce, Inc.*	92,619
32,135	Mondelez International, Inc. Class A	1,852,261
1,660	Pilgrim’s Pride Corp.	62,682
2,369	Post Holdings, Inc.*	234,199
62	Seaboard Corp.	350,549
2,625	Seneca Foods Corp. Class A*	396,690
4,122	Simply Good Foods Co.*	59,151
10,144	Smithfield Foods, Inc.	283,728
465	SunOpta, Inc.*	3,013
6,886	Tootsie Roll Industries, Inc.	294,170
3,056	TreeHouse Foods, Inc.*	5,898
7,365	Tyson Foods, Inc. Class A	471,876
8,580	Utz Brands, Inc.	67,954
2,160	Vital Farms, Inc.*	30,499
12,225	Westrock Coffee Co.*(a)	51,956

		11,514,237

Gas Utilities – 0.1%
4,806	Atmos Energy Corp.	887,764
2,091	Chesapeake Utilities Corp.	264,240

Shares	Description	Value

Common Stocks – (continued)
Gas Utilities – (continued)
10,023	MDU Resources Group, Inc.	$ 207,676
4,735	National Fuel Gas Co.	444,901
5,042	New Jersey Resources Corp.	276,907
6,384	Northwest Natural Holding Co.	339,756
3,744	ONE Gas, Inc.	322,471
2	RGC Resources, Inc.	44
3,110	Southwest Gas Holdings, Inc.	270,259
4,291	Spire, Inc.	388,507
16,378	Star Group LP	201,122
10,284	UGI Corp.	374,543

		3,978,190

Ground Transportation – 0.3%
188	ArcBest Corp.	18,492
392	Avis Budget Group, Inc.*(a)	57,173
3,920	Covenant Logistics Group, Inc.	106,428
44,311	CSX Corp.	1,818,967
2,498	FTAI Infrastructure, Inc.	12,340
9,006	Heartland Express, Inc.	93,662
6,488	Hertz Global Holdings, Inc.*(a)	29,910
1,238	JB Hunt Transport Services, Inc.	262,332
1,166	Knight-Swift Transportation Holdings, Inc.	67,138
887	Landstar System, Inc.	142,195
9,109	Lyft, Inc. Class A*	121,150
13,086	Marten Transport Ltd.	171,819
6,018	Norfolk Southern Corp.	1,727,166
2,214	Old Dominion Freight Line, Inc.	432,616
5,216	PAMT Corp.*	44,075
47	RXO, Inc.*	687
643	Ryder System, Inc.	131,629
591	Schneider National, Inc. Class B	15,579
58,842	Uber Technologies, Inc.*	4,232,505
1,372	U-Haul Holding Co.*	65,554
2,107	U-Haul Holding Co.	94,120
25,600	Union Pacific Corp.	6,211,072
175	Universal Logistics Holdings, Inc.	3,699
1,075	Werner Enterprises, Inc.	31,616
8,397	XPO, Inc.*	1,633,636

		17,525,560

Health Care Equipment & Supplies – 0.7%
69,672	Abbott Laboratories	7,153,224
29,121	Accuray, Inc.*	11,302
5,478	Align Technology, Inc.*	939,094
8,272	Alphatec Holdings, Inc.*	89,999
12,169	AngioDynamics, Inc.*	138,362

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
165	Anteris Technologies Global Corp.*	$ 916
4,938	Artivion, Inc.*	180,830
1,618	AtriCure, Inc.*	46,162
4,331	Avanos Medical, Inc.*	60,677
4,761	Axogen, Inc.*	157,732
4,579	Baxter International, Inc.	76,927
6,449	Becton Dickinson & Co.	1,013,976
399	Beta Bionics, Inc.*	3,998
1,569	Bioventus, Inc. Class A*	14,325
38,321	Boston Scientific Corp.*	2,404,643
951	Butterfly Network, Inc.*	3,842
19	CapsoVision, Inc.*	138
36,514	Cerus Corp.*	66,455
6,866	ClearPoint Neuro, Inc.*	62,481
550	CONMED Corp.	19,448
2,446	Cooper Cos., Inc.*	174,889
8,844	CVRx, Inc.*	83,664
6,355	Delcath Systems, Inc.*	58,974
1,445	Dentsply Sirona, Inc.	16,762
6,649	Dexcom, Inc.*	417,557
15,600	Edwards Lifesciences Corp.*	1,249,248
4,410	Electromed, Inc.*	103,238
1,871	Embecta Corp.	16,540
3,861	Envista Holdings Corp.*	97,954
14,317	Fractyl Health, Inc.*	6,554
9,550	GE HealthCare Technologies, Inc.	679,769
479	Glaukos Corp.*	51,569
1,056	Globus Medical, Inc. Class A*	90,985
594	Haemonetics Corp.*	33,478
6,163	Hologic, Inc.*	465,861
191	ICU Medical, Inc.*	24,668
2,434	IDEXX Laboratories, Inc.*	1,367,640
15,487	Inogen, Inc.*	95,710
135	Inspire Medical Systems, Inc.*	6,963
2,083	Insulet Corp.*	437,097
710	Integer Holdings Corp.*	62,480
10,182	Intuitive Surgical, Inc.*	4,693,800
3,278	iRadimed Corp.	315,540
1,644	IRhythm Holdings, Inc.*	194,025
1,382	Kestra Medical Technologies Ltd.*	27,543
210	KORU Medical Systems, Inc.*	907
1,389	Lantheus Holdings, Inc.*	105,356
1,603	LeMaitre Vascular, Inc.	174,999
46	LENSAR, Inc.*	274
188	Lucid Diagnostics, Inc.*	216
618	Masimo Corp.*	109,924
62,918	Medtronic PLC	5,451,845

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
1,447	Merit Medical Systems, Inc.*	$ 99,742
172	Myomo, Inc.*	116
100,993	Neuronetics, Inc.*(a)	146,440
5,653	NeuroPace, Inc.*	74,337
1,010	Novocure Ltd.*	11,009
652	Omnicell, Inc.*	21,764
26,509	OraSure Technologies, Inc.*	79,527
10,303	Orchestra BioMed Holdings, Inc.*	43,788
8,915	Orthofix Medical, Inc.*	102,255
5,569	OrthoPediatrics Corp.*	88,380
7,142	Outset Medical, Inc.*	27,425
4,719	Paragon 28, Inc.*(b)	425
703	Penumbra, Inc.*	230,844
16	Picard Medical, Inc.*	17
565	PROCEPT BioRobotics Corp.*	14,131
10	Pro-Dex, Inc.*	491
188	Pulmonx Corp.*	243
1,720	Pulse Biosciences, Inc.*(a)	37,135
142	QuidelOrtho Corp.*	2,333
3,892	ResMed, Inc.	873,676
1,837	RxSight, Inc.*	11,316
6,003	Sanara Medtech, Inc.*	103,132
3,842	SANUWAVE Health, Inc.*(a)	66,428
10,185	Senseonics Holdings, Inc.*(a)	67,832
6,917	SI-BONE, Inc.*	87,362
13,320	Sight Sciences, Inc.*	50,216
2,984	Solventum Corp.*	194,855
10,588	SS Innovations International, Inc.*(a)	52,940
1,362	STAAR Surgical Co.*	25,469
63,982	Stereotaxis, Inc.*	117,727
7,937	STERIS PLC	1,755,109
11	Strive, Inc. Class A*	110
8,824	Stryker Corp.	2,899,478
4,461	Tactile Systems Technology, Inc.*	116,566
335	Tandem Diabetes Care, Inc.*	6,422
620	Teleflex, Inc.	74,158
977	TransMedics Group, Inc.*	97,124
39,004	Treace Medical Concepts, Inc.*	52,265
37	UFP Technologies, Inc.*	7,163
4,276	Utah Medical Products, Inc.	265,069
3,888	Zimmer Biomet Holdings, Inc.	351,553

		37,316,932

Health Care Providers & Services – 0.7%
29,357	Accendra Health, Inc.*	66,934

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
15,966	AdaptHealth Corp.*	$ 189,995
1,153	Addus HomeCare Corp.*	107,978
59	agilon health, Inc.*	467
24,308	AirSculpt Technologies, Inc.*(a)	68,792
11,655	Alignment Healthcare, Inc.*	205,361
1,878	AMN Healthcare Services, Inc.*	34,443
10,358	Ardent Health, Inc.*	88,664
3,971	Astrana Health, Inc.*	97,369
15,031	Aveanna Healthcare Holdings, Inc.*	96,800
8,487	BrightSpring Health Services, Inc.*	361,631
20,381	Brookdale Senior Living, Inc.*	278,812
7,848	Cardinal Health, Inc.	1,658,361
1,290	Castle Biosciences, Inc.*	31,670
6,045	Cencora, Inc.	1,898,976
9,012	Centene Corp.*	295,053
340	Chemed Corp.	128,432
6,338	Cigna Group	1,690,662
9,205	Clover Health Investments Corp.*	16,201
10,122	Community Health Systems, Inc.*	29,759
4,636	Concentra Group Holdings Parent, Inc.	99,442
1,789	CorVel Corp.*	97,769
24,182	Cross Country Healthcare, Inc.*	227,311
34,174	CVS Health Corp.	2,454,377
1,251	DaVita, Inc.*	192,266
11,347	Elevance Health, Inc.	3,321,834
3,743	Encompass Health Corp.	362,060
9,665	Enhabit, Inc.*	136,180
2,744	Ensign Group, Inc.	552,916
3,220	Fulgent Genetics, Inc.*	51,198
687	GeneDx Holdings Corp.*	44,119
3,529	Guardant Health, Inc.*	325,974
3,879	Guardian Pharmacy Services, Inc. Class A*	146,083
7,974	HCA Healthcare, Inc.	3,773,616
1,744	HealthEquity, Inc.*	145,746
3,682	Henry Schein, Inc.*	271,363
2,488	Hims & Hers Health, Inc.*	51,651
43	Hinge Health, Inc. Class A*	1,658
2,735	Humana, Inc.	474,222
11,675	InfuSystem Holdings, Inc.*	107,760
79	Innovage Holding Corp.*	634
21,142	Joint Corp.*	187,107
2,617	Labcorp Holdings, Inc.	698,242
6,674	LifeStance Health Group, Inc.*	42,513
3,970	McKesson Corp.	3,435,479

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
533	Molina Healthcare, Inc.*	$ 71,049
74	Nano-X Imaging Ltd.*	168
1,077	National HealthCare Corp.	171,997
9,481	National Research Corp.	160,987
60	NeoGenomics, Inc.*	445
988	Nutex Health, Inc.*(a)	93,900
6,632	Omada Health, Inc.*	83,364
41,378	Oncology Institute, Inc.*	127,030
64,894	OPKO Health, Inc.*	73,979
9,863	Option Care Health, Inc.*	265,512
3,898	PACS Group, Inc.*	125,204
12,147	Pediatrix Medical Group, Inc.*	259,824
1,780	Pennant Group, Inc.*	54,254
7,466	Privia Health Group, Inc.*	153,576
8,425	Progyny, Inc.*	143,057
3,883	Quest Diagnostics, Inc.	760,990
663	RadNet, Inc.*	37,055
3	SBC Medical Group Holdings, Inc.*	13
5,522	Select Medical Holdings Corp.	89,953
6,336	Sonida Senior Living, Inc.*	204,336
14,029	Strata Critical Medical, Inc.*	58,641
6,251	Surgery Partners, Inc.*	74,512
35,677	Talkspace, Inc.*	184,628
2,782	Tenet Healthcare Corp.*	524,991
1,223	U.S. Physical Therapy, Inc.	91,676
35,807	UnitedHealth Group, Inc.	9,689,016
1,794	Universal Health Services, Inc. Class B	321,072
31,989	Viemed Healthcare, Inc.*	294,619

		38,663,728

Health Care REITs – 0.2%
2,449	Alexandria Real Estate Equities, Inc.	113,682
7,666	American Healthcare REIT, Inc.	361,528
10,137	CareTrust REIT, Inc.	371,521
4,462	Chiron Real Estate, Inc.	147,603
14,108	Community Healthcare Trust, Inc.	224,176
33,970	Diversified Healthcare Trust	225,561
14,309	Healthcare Realty Trust, Inc.	243,110
14,004	Healthpeak Properties, Inc.	230,086
6,913	LTC Properties, Inc.	256,887
13,674	Medical Properties Trust, Inc.	63,311
3,347	National Health Investors, Inc.	270,638
9,912	Omega Healthcare Investors, Inc.	434,344

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care REITs – (continued)
11,992	Sabra Health Care REIT, Inc.	$ 230,606
8,445	Sila Realty Trust, Inc.	199,978
34	Strawberry Fields REIT, Inc.	405
7,626	Universal Health Realty Income Trust	308,624
13,428	Ventas, Inc.	1,098,142
17,608	Welltower, Inc.	3,481,278

		8,261,480

Health Care Technology – 0.0%
2,920	Certara, Inc.*	16,644
2,309	Claritev Corp.*	37,729
2,722	Doximity, Inc. Class A*	63,423
349	Evolent Health, Inc. Class A*	796
11,730	GoodRx Holdings, Inc. Class A*	22,991
17,012	Health Catalyst, Inc.*	21,605
6,662	HealthStream, Inc.	137,970
587	HeartFlow, Inc.*	14,282
16,953	LifeMD, Inc.*	61,200
8,594	OptimizeRx Corp.*	53,970
4,257	Phreesia, Inc.*	35,674
836	Schrodinger, Inc.*	9,497
1,705	Simulations Plus, Inc.*	20,153
5,681	Teladoc Health, Inc.*	30,961
6,114	TruBridge, Inc.*	89,509
4,625	Veeva Systems, Inc. Class A*	812,427
4,696	Waystar Holding Corp.*	113,221

		1,542,052

Hotel & Resort REITs – 0.0%
5,672	Apple Hospitality REIT, Inc.	65,285
18,426	Braemar Hotels & Resorts, Inc.	43,485
17,638	Chatham Lodging Trust	138,811
7,373	DiamondRock Hospitality Co.	69,085
15,559	Host Hotels & Resorts, Inc.	298,110
3,045	Park Hotels & Resorts, Inc.	32,064
3,664	Pebblebrook Hotel Trust	46,276
3,294	RLJ Lodging Trust	24,442
1,223	Ryman Hospitality Properties, Inc.	112,846
4,728	Sunstone Hotel Investors, Inc.	42,599
2,066	Xenia Hotels & Resorts, Inc.	30,639

		903,642

Hotels, Restaurants & Leisure – 0.7%
10,966	Accel Entertainment, Inc.*	119,639

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
10,811	Airbnb, Inc. Class A*	$ 1,365,213
5,745	Aramark	232,902
47	Bally’s Corp.*	453
605	BJ’s Restaurants, Inc.*	21,236
3,721	Black Rock Coffee Bar, Inc. Class A*	48,075
2,131	Bloomin’ Brands, Inc.	11,507
1,591	Booking Holdings, Inc.	6,698,619
2,465	Boyd Gaming Corp.	202,574
683	Brinker International, Inc.*	97,512
4,245	Caesars Entertainment, Inc.*	112,195
23,301	Carnival Corp.	603,030
490	Cava Group, Inc.*	39,641
13,987	Century Casinos, Inc.*	19,442
752	Cheesecake Factory, Inc.	41,172
28,048	Chipotle Mexican Grill, Inc.*	897,816
1,498	Choice Hotels International, Inc.(a)	155,043
1,117	Churchill Downs, Inc.	100,340
30	Cracker Barrel Old Country Store, Inc.	843
3,663	Darden Restaurants, Inc.	718,095
957	Dine Brands Global, Inc.	25,112
709	Domino’s Pizza, Inc.	254,382
9,812	DoorDash, Inc. Class A*	1,473,272
4,899	DraftKings, Inc. Class A*	105,916
575	Dutch Bros, Inc. Class A*	29,130
6,930	El Pollo Loco Holdings, Inc.*	96,050
3,345	Expedia Group, Inc.	772,327
2,282	First Watch Restaurant Group, Inc.*	23,915
3,740	Flutter Entertainment PLC*	381,293
1,062	Genius Sports Ltd.*	4,705
3,460	Global Business Travel Group I*	19,307
635	Golden Entertainment, Inc.	16,948
1,347	Hilton Grand Vacations, Inc.*	52,695
11,934	Hilton Worldwide Holdings, Inc.	3,628,891
355	Hyatt Hotels Corp. Class A	51,045
11,067	Inspired Entertainment, Inc.*	78,908
72	Jack in the Box, Inc.*	696
47	Krispy Kreme, Inc.	159
30	Kura Sushi USA, Inc. Class A*	2,094
8,359	Las Vegas Sands Corp.	450,383
1,787	Life Time Group Holdings, Inc.*	48,142
3,860	Lindblad Expeditions Holdings, Inc.*	66,778

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
793	Lucky Strike Entertainment Corp.(a)	$ 6,598
11,035	Marriott International, Inc. Class A	3,609,217
17,897	McDonald’s Corp.	5,562,209
3,744	MGM Resorts International*	138,565
1,701	Monarch Casino & Resort, Inc.	162,616
3,155	Nathan’s Famous, Inc.	317,803
146	Navan, Inc. Class A*	1,933
2,976	Norwegian Cruise Line Holdings Ltd.*	55,651
533	Papa John’s International, Inc.	17,275
1,779	Planet Fitness, Inc. Class A*	132,322
7,565	Portillo’s, Inc. Class A*	40,019
3,597	Pursuit Attractions & Hospitality, Inc.*	131,758
1,498	RCI Hospitality Holdings, Inc.	34,169
18,432	Red Robin Gourmet Burgers, Inc.*	54,006
1,586	Red Rock Resorts, Inc. Class A	84,629
16,756	Restaurant Brands International, Inc.	1,238,268
6,736	Royal Caribbean Cruises Ltd.	1,853,612
1,264	Rush Street Interactive, Inc.*	27,492
19,725	Sabre Corp.*	28,601
270	Serve Robotics, Inc.*(a)	2,279
189	Shake Shack, Inc. Class A*	16,721
1,752	SHARPLINK, Inc.*	11,300
372	Six Flags Entertainment Corp.*	6,603
25,009	Starbucks Corp.	2,240,556
773	Super Group SGHC Ltd.	8,348
503	Sweetgreen, Inc. Class A*	2,611
1,125	Target Hospitality Corp.*	10,440
1,479	Texas Roadhouse, Inc.	244,242
2,136	Travel & Leisure Co.	147,790
125	United Parks & Resorts, Inc.*	4,083
790	Vail Resorts, Inc.	101,373
3,236	Viking Holdings Ltd.*	237,781
4,995	Wendy’s Co.	34,715
235	Wingstop, Inc.	36,418
1,495	Wyndham Hotels & Resorts, Inc.	121,439
2,067	Wynn Resorts Ltd.	209,904
5,550	Xponential Fitness, Inc. Class A*	33,411

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
7,797	Yum! Brands, Inc.	$ 1,212,278

		37,246,530

Household Durables – 0.1%
222	Cavco Industries, Inc.*	107,512
1,118	Century Communities, Inc.	64,151
720	Champion Homes, Inc.*	53,546
11,590	Cricut, Inc. Class A	43,347
5,933	DR Horton, Inc.	814,126
34	Dream Finders Homes, Inc. Class A*	473
6,562	Ethan Allen Interiors, Inc.	146,070
568	Flexsteel Industries, Inc.	25,526
49,238	GoPro, Inc. Class A*	37,913
730	Green Brick Partners, Inc.*	47,049
3,193	Hamilton Beach Brands Holding Co. Class A	60,507
157	Helen of Troy Ltd.*	2,264
6,955	Hooker Furnishings Corp.(a)	89,580
365	Hovnanian Enterprises, Inc. Class A*	40,482
516	Installed Building Products, Inc.	136,817
1,628	KB Home	84,249
518	La-Z-Boy, Inc.	16,649
6,699	Legacy Housing Corp.*	136,861
6,540	Leggett & Platt, Inc.	64,615
3,464	Lennar Corp. Class A	300,814
5,467	Lifetime Brands, Inc.	31,381
3,629	Lovesac Co.*	53,600
680	M/I Homes, Inc.*	83,266
444	Meritage Homes Corp.	27,457
1,188	Mohawk Industries, Inc.*	116,970
57	NVR, Inc.*	375,620
4,270	PulteGroup, Inc.	502,195
90,709	Purple Innovation, Inc.*	59,977
538	SharkNinja, Inc.*	56,974
1,418	Smith Douglas Homes Corp.*	18,150
7,193	Somnigroup International, Inc.	531,707
2,898	Sonos, Inc.*	38,833
2,450	Taylor Morrison Home Corp.*	142,688
1,702	Toll Brothers, Inc.	232,272
632	TopBuild Corp.*	222,022
331	Traeger, Inc.*	9,599
2,667	Tri Pointe Homes, Inc.*	124,629
93	Whirlpool Corp.	5,015

		4,904,906

Household Products – 0.2%
2,958	Central Garden & Pet Co. Class A*	95,898
5,668	Church & Dwight Co., Inc.	528,938

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Household Products – (continued)
2,705	Clorox Co.	$ 280,319
21,656	Colgate-Palmolive Co.	1,845,741
2,076	Energizer Holdings, Inc.	34,088
7,851	Kimberly-Clark Corp.	757,386
5,042	Oil-Dri Corp. of America	328,184
57,284	Procter & Gamble Co.	8,274,101
5,093	Reynolds Consumer Products, Inc.	107,870
567	Spectrum Brands Holdings, Inc.	41,788
1,425	WD-40 Co.	290,614

		12,584,927

Independent Power and Renewable Electricity Producers – 0.1%
12,025	AES Corp.	169,432
5,453	Brookfield Renewable Corp.	217,193
6,546	Clearway Energy, Inc. Class C	257,192
6,037	Clearway Energy, Inc. Class A	236,469
3,386	Hallador Energy Co.*	55,124
11,551	Montauk Renewables, Inc.*	13,284
3,174	Ormat Technologies, Inc.	355,234
950	Talen Energy Corp.*	303,269
8,703	Vistra Corp.	1,308,322

		2,915,519

Industrial Conglomerates – 0.1%
13,387	3M Co.	1,944,194
40	Brookfield Business Corp. Class A	1,265
25,493	Honeywell International, Inc.	5,762,183

		7,707,642

Industrial REITs – 0.1%
6,969	Americold Realty Trust, Inc.	79,865
1,581	EastGroup Properties, Inc.	292,627
4,288	First Industrial Realty Trust, Inc.	248,061
24,629	Industrial Logistics Properties Trust	139,893
389	Lineage, Inc.	12,744
4,107	LXP Industrial Trust	189,990
11,784	One Liberty Properties, Inc.	252,885
22,715	Prologis, Inc.	3,002,469
5,028	Rexford Industrial Realty, Inc.	164,566
6,793	STAG Industrial, Inc.	244,955
2,446	Terreno Realty Corp.	150,233

		4,778,288

Insurance – 0.7%
1,479	Abacus Global Management, Inc.(a)	11,655

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
2,829	Accelerant Holdings Class A*	$ 37,795
13,403	Aflac, Inc.	1,470,443
7,114	Allstate Corp.	1,475,017
11,366	American Coastal Insurance Corp.	127,868
2,674	American Financial Group, Inc.	341,497
15,616	American International Group, Inc.	1,175,104
6,383	AMERISAFE, Inc.	212,745
5,747	Aon PLC Class A	1,855,017
9,539	Arch Capital Group Ltd.*	915,649
5,819	Arthur J Gallagher & Co.	1,260,279
1,666	Assurant, Inc.	362,871
1,817	Assured Guaranty Ltd.	148,049
16,671	Aviva PLC	133,791
3,585	Axis Capital Holdings Ltd.	363,555
347	Baldwin Insurance Group, Inc.*	7,613
3,499	Bowhead Specialty Holdings, Inc.*	78,483
2,979	Brighthouse Financial, Inc.*	178,383
22,405	Brown & Brown, Inc.	1,461,030
4,655	Cincinnati Financial Corp.	732,464
16,318	Citizens, Inc.*(a)	82,080
4,757	CNA Financial Corp.	218,441
5,409	CNO Financial Group, Inc.	222,094
11,450	Crawford & Co. Class A	114,157
14,737	Donegal Group, Inc. Class A	253,182
3,285	eHealth, Inc.*	4,238
3,505	Employers Holdings, Inc.	144,196
338	Erie Indemnity Co. Class A	84,943
1,011	Everest Group Ltd.	330,445
3,782	F&G Annuities & Life, Inc.	95,760
7,013	Fidelity National Financial, Inc.	325,263
3,042	First American Financial Corp.	183,402
23,358	Genworth Financial, Inc.*	189,667
3,224	Global Indemnity Group LLC Class A	87,790
3,829	Globe Life, Inc.	532,882
196	Goosehead Insurance, Inc. Class A*	8,361
16,402	Greenlight Capital Re Ltd. Class A*	283,591
7,355	Hagerty, Inc. Class A*	77,448
11,327	Hamilton Insurance Group Ltd. Class B	337,884
2,066	Hanover Insurance Group, Inc.	358,141
8,411	Hartford Insurance Group, Inc.	1,137,420

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
1,745	HCI Group, Inc.	$ 269,794
8,305	Heritage Insurance Holdings, Inc.*	218,006
3,939	Hippo Holdings, Inc.*	102,650
6,996	Horace Mann Educators Corp.	298,589
605	Investors Title Co.	131,491
18,411	James River Group Holdings, Inc.	115,989
1,852	Kemper Corp.	56,597
10	Kestrel Group Ltd.*	108
3,816	Kingstone Cos., Inc.	55,599
20,363	Kingsway Financial Services, Inc.*	212,386
387	Kinsale Capital Group, Inc.	132,222
1,094	Lemonade, Inc.*	68,572
8,190	Lincoln National Corp.	290,745
6,556	Loews Corp.	699,787
426	Markel Group, Inc.*	815,394
12,035	Marsh & McLennan Cos., Inc.	2,087,471
17,087	MBIA, Inc.*	100,984
2,041	Mercury General Corp.	179,914
14,193	MetLife, Inc.	1,003,729
6,233	Neptune Insurance Holdings, Inc. Class A*	150,776
12,282	NI Holdings, Inc.*	158,315
3,593	Octave Specialty Group, Inc.*	16,707
10,828	Old Republic International Corp.	432,037
960	Oscar Health, Inc. Class A*	11,011
1,012	Palomar Holdings, Inc.*	120,934
789	Primerica, Inc.	197,629
6,253	Principal Financial Group, Inc.	563,458
11,623	ProAssurance Corp.*	287,321
26,312	Progressive Corp.	5,216,091
8,427	Prudential Financial, Inc.	823,234
1,533	Reinsurance Group of America, Inc.	312,977
1,556	RenaissanceRe Holdings Ltd.	462,490
2,576	RLI Corp.	146,935
60	Root, Inc. Class A*	2,650
2,452	Ryan Specialty Holdings, Inc.	82,731
2,395	Safety Insurance Group, Inc.	173,973
2,060	Selective Insurance Group, Inc.	155,303
7,563	Selectquote, Inc.*	4,761
11,380	SiriusPoint Ltd.*	245,125
1,208	Skyward Specialty Insurance Group, Inc.*	52,765

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
7,104	Slide Insurance Holdings, Inc.*	$ 127,872
1,077	Stewart Information Services Corp.	66,322
1,607	Tiptree, Inc.	27,190
6,141	Travelers Cos., Inc.	1,791,207
180	Trupanion, Inc.*	4,610
3,328	TWFG, Inc.*	61,202
6,000	United Fire Group, Inc.	222,360
8,879	Universal Insurance Holdings, Inc.	303,307
5,146	Unum Group	375,812
11,040	W.R. Berkley Corp.	731,731
78	White Mountains Insurance Group Ltd.	171,363
2,766	Willis Towers Watson PLC	804,076

		38,564,995

Interactive Media & Services – 2.4%
138,123	Alphabet, Inc. Class C	39,621,964
160,466	Alphabet, Inc. Class A	46,143,603
574	Angi, Inc.	3,932
26,271	Arena Group Holdings, Inc.*	57,008
7,305	Bumble, Inc. Class A*	23,814
1,539	Cargurus, Inc.*	52,403
3,772	EverQuote, Inc. Class A*	58,164
6,403	fuboTV, Inc. Class A*(a)	60,572
177	Grindr, Inc.*	2,140
1,214	IAC, Inc.*	48,596
6,011	Match Group, Inc.	184,598
4,255	MediaAlpha, Inc. Class A*	39,572
86,482	Meta Platforms, Inc. Class A	49,478,947
15,326	Nextdoor Holdings, Inc.*	21,456
7,537	Pinterest, Inc. Class A*	138,229
322	QuinStreet, Inc.*	3,867
2,653	Reddit, Inc. Class A*	357,227
121	Rumble, Inc.*	617
43	Shutterstock, Inc.	714
4,120	Snap, Inc. Class A*	18,952
13,201	Taboola.com Ltd.*	40,923
8,279	Travelzoo*	49,012
3,234	TripAdvisor, Inc.*	34,474
427	Trump Media & Technology Group Corp.*	3,963
3,676	Webtoon Entertainment, Inc.*(a)	33,782
2,542	Yelp, Inc.*	62,889
1,431	Ziff Davis, Inc.*	60,045
6,341	ZipRecruiter, Inc. Class A*	11,667
4,914	ZoomInfo Technologies, Inc.*	29,386

		136,642,516

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – 0.4%
14,463	Accenture PLC Class A	$ 2,867,868
22,180	Akamai Technologies, Inc.*	2,547,373
3,609	Amdocs Ltd.	235,523
2,881	Applied Digital Corp.*	68,395
1,120	ASGN, Inc.*	43,355
18,170	Backblaze, Inc. Class A*	62,686
492	BigBear.ai Holdings, Inc.*(a)	1,732
8,599	Cloudflare, Inc. Class A*	1,774,318
11,893	Cognizant Technology Solutions Corp. Class A	729,636
14,077	Commerce.com, Inc.*	37,586
666	CoreWeave, Inc. Class A*	51,595
84	Crexendo, Inc.*	518
29	CSP, Inc.	251
332	DigitalOcean Holdings, Inc.*	28,479
4,635	DXC Technology Co.*	58,262
551	EPAM Systems, Inc.*	74,605
1,176	Gartner, Inc.*	186,208
738	Globant SA*	34,029
2,392	GoDaddy, Inc. Class A*	197,747
263	Grid Dynamics Holdings, Inc.*	1,499
12,417	Hackett Group, Inc.	161,545
39,808	Information Services Group, Inc.	152,863
38,352	International Business Machines Corp.	9,296,141
1,728	Kyndryl Holdings, Inc.*	22,671
1,301	MongoDB, Inc.*	318,446
3,816	Okta, Inc.*	300,357
6,943	Rackspace Technology, Inc.*(a)	6,803
9,150	Snowflake, Inc.*	1,380,003
7,395	TSS, Inc.*(a)	96,209
6,548	Tucows, Inc. Class A*	112,364
3,023	Twilio, Inc. Class A*	380,354
35,536	Unisys Corp.*	73,559
2,566	VeriSign, Inc.	637,292
273	VTEX Class A*	1,092
2,934	Whitefiber, Inc.*(a)	34,944

		21,976,308

Leisure Products – 0.0%
1,614	Acushnet Holdings Corp.	150,877
1,062	Brunswick Corp.	77,271
2,712	Callaway Golf Co.*	37,643
31,052	Clarus Corp.	84,461
5,271	Escalade, Inc.	90,503
9,735	Funko, Inc. Class A*	30,665
3,667	Hasbro, Inc.	343,231
3,150	JAKKS Pacific, Inc.	62,748
3,597	Johnson Outdoors, Inc. Class A	167,296
192	Latham Group, Inc.*	1,031

Shares	Description	Value

Common Stocks – (continued)
Leisure Products – (continued)
15,073	Marine Products Corp.	$ 109,581
4,309	MasterCraft Boat Holdings, Inc.*	88,378
6,637	Mattel, Inc.*	96,436
688	Peloton Interactive, Inc. Class A*	2,952
1,520	Polaris, Inc.	82,840
12,989	Smith & Wesson Brands, Inc.	186,132
4,925	Sturm Ruger & Co., Inc.	197,443
103	YETI Holdings, Inc.*	3,769

		1,813,257

Life Sciences Tools & Services – 0.3%
140	10X Genomics, Inc. Class A*	2,972
6,717	Adaptive Biotechnologies Corp.*	93,232
17,144	Agilent Technologies, Inc.	1,954,073
10,144	Alpha Teknova, Inc.*(a)	29,316
15	Atlantic International Corp.*	45
12,335	Avantor, Inc.*	96,706
1,798	BioLife Solutions, Inc.*	34,306
269	Bio-Rad Laboratories, Inc. Class A*	74,984
1,089	Bio-Techne Corp.	56,911
692	Charles River Laboratories International, Inc.*	119,370
46,905	Codexis, Inc.*	76,455
2,858	CryoPort, Inc.*	23,664
1,115	Cytek Biosciences, Inc.*	4,873
25,269	Danaher Corp.	4,791,002
2,689	Ginkgo Bioworks Holdings, Inc.*	16,484
1,097	ICON PLC*	121,394
2,100	Illumina, Inc.*	258,846
3,987	IQVIA Holdings, Inc.*	679,943
11,890	Lifecore Biomedical, Inc.*	44,231
36,872	MaxCyte, Inc.*	25,903
747	Medpace Holdings, Inc.*	358,702
217	Mesa Laboratories, Inc.	19,187
506	Mettler-Toledo International, Inc.*	638,167
16,822	Nautilus Biotechnology, Inc.*	65,269
23,271	OmniAb, Inc.*	36,535
10,983	Pacific Biosciences of California, Inc.*	14,498
2,606	Personalis, Inc.*	16,600
2,860	Quanterix Corp.*	10,067
36,210	Quantum-Si, Inc.*	28,027
179	Repligen Corp.*	21,090
1,423	Revvity, Inc.	124,669
59,854	Seer, Inc.*	100,555
5,265	Sotera Health Co.*	75,500

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
10,077	Standard BioTools, Inc.*	$ 9,264
1,042	Tempus AI, Inc. Class A*	47,119
15,174	Thermo Fisher Scientific, Inc.	7,458,476
2,197	Waters Corp.*	654,267
889	West Pharmaceutical Services, Inc.	222,819

		18,405,521

Machinery – 0.6%
22,005	3D Systems Corp.*	41,369
13	Aebi Schmidt Holding AG	126
1,874	AGCO Corp.	217,140
11,961	AirJoule Technologies Corp.*	30,022
651	Alamo Group, Inc.	107,395
44	Albany International Corp. Class A	2,297
49	Alliance Laundry Holdings, Inc.*	1,016
1,178	Allison Transmission Holdings, Inc.	137,897
1,797	Astec Industries, Inc.	96,750
2,957	Atmus Filtration Technologies, Inc.	167,869
2,362	Blue Bird Corp.*	134,138
11,796	Caterpillar, Inc.	8,356,994
1,896	CECO Environmental Corp.*	112,964
898	Chart Industries, Inc.*	185,661
18,303	CNH Industrial NV	201,333
1,071	Crane Co.	183,141
3,374	Cummins, Inc.	1,815,279
5,974	Deere & Co.	3,365,154
4,140	Donaldson Co., Inc.	351,362
8,612	Douglas Dynamics, Inc.	362,479
2,566	Dover Corp.	534,883
10,331	Energy Recovery, Inc.*	104,033
3,531	Enerpac Tool Group Corp.	128,776
462	Enpro, Inc.	115,800
423	Esab Corp.	40,887
1,137	ESCO Technologies, Inc.	319,918
1,664	Federal Signal Corp.	179,945
2,600	Flowserve Corp.	191,126
5,824	Fortive Corp.	321,951
1,857	Franklin Electric Co., Inc.	171,160
2,924	Gates Industrial Corp. PLC*	66,112
6,077	Gencor Industries, Inc.*	91,155
3,393	Gorman-Rupp Co.	210,807
3,631	Graco, Inc.	307,364
1,543	Graham Corp.*	121,774
280	Greenbrier Cos., Inc.	14,742
165	Hillman Solutions Corp.*	1,373
510	Hyster-Yale, Inc.	16,580
967	IDEX Corp.	183,295

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
7,266	Illinois Tool Works, Inc.	$ 1,891,267
6,322	Ingersoll Rand, Inc.	506,519
2,053	ITT, Inc.	391,158
1,313	JBT Marel Corp.	167,893
154	Kadant, Inc.	45,022
1,359	Kennametal, Inc.	49,101
3,099	L.B. Foster Co. Class A*	86,462
1,280	Lincoln Electric Holdings, Inc.	318,822
1,431	Lindsay Corp.	170,389
7,924	Luxfer Holdings PLC	96,514
3,252	Manitowoc Co., Inc.*	37,886
2,341	Mayville Engineering Co., Inc.*	42,021
23,420	Microvast Holdings, Inc.*	35,130
732	Middleby Corp.*	97,049
2,027	Miller Industries, Inc.	92,330
3,671	Mueller Industries, Inc.	406,747
3,610	Mueller Water Products, Inc. Class A	99,239
805	Nordson Corp.	214,178
7,041	Omega Flex, Inc.	218,553
1,907	Oshkosh Corp.	280,729
9,133	Otis Worldwide Corp.	703,972
11,546	PACCAR, Inc.	1,333,563
12,141	Palladyne AI Corp.*(a)	73,696
5,117	Parker-Hannifin Corp.	4,580,943
3,813	Park-Ohio Holdings Corp.	91,665
3,552	Pentair PLC	309,415
1,703	Proto Labs, Inc.*	97,105
907	RBC Bearings, Inc.*	492,610
2,124	Richtech Robotics, Inc. Class B*(a)	4,439
1,216	Snap-on, Inc.	441,675
1,312	SPX Technologies, Inc.*	262,321
486	Standex International Corp.	123,862
1,141	Stanley Black & Decker, Inc.	81,079
3,060	Stratasys Ltd.*	23,899
1,165	Symbotic, Inc.*	61,978
2,303	Tennant Co.	152,919
1,813	Terex Corp.	107,148
1,236	Timken Co.	124,305
3,246	Titan International, Inc.*	22,430
1,858	Toro Co.	173,612
4,014	Trinity Industries, Inc.	129,171
293	Wabash National Corp.	2,526
1,257	Watts Water Technologies, Inc. Class A	364,895
3,975	Westinghouse Air Brake Technologies Corp.	993,392
2,459	Worthington Enterprises, Inc.	128,212

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
6,501	Xylem, Inc.	$ 776,869

		35,896,777

Marine Transportation – 0.0%
12,232	Costamare Bulkers Holdings Ltd.*	189,229
12,015	Costamare, Inc.	203,053
8,056	Genco Shipping & Trading Ltd.	181,663
6,155	Global Ship Lease, Inc. Class A	229,151
587	Kirby Corp.*	78,001
282	Matson, Inc.	46,231
2,930	Pangaea Logistics Solutions Ltd.	20,744
36,837	Safe Bulkers, Inc.	233,178
5,866	Star Bulk Carriers Corp.	134,742

		1,315,992

Media – 0.1%
2,661	AMC Networks, Inc. Class A*	18,068
15,304	Boston Omaha Corp. Class A*	178,751
308	Cable One, Inc.*	28,093
38,051	Cardlytics, Inc.*	39,953
1,441	Charter Communications, Inc. Class A*	311,083
23,727	Clear Channel Outdoor Holdings, Inc.*(a)	56,233
2,304	DoubleVerify Holdings, Inc.*	21,888
2,163	EchoStar Corp. Class A*	253,222
7,705	Emerald Holding, Inc.	34,749
39,237	Entravision Communications Corp. Class A	116,534
9,184	EW Scripps Co. Class A*	34,164
4,688	Fox Corp. Class A	273,779
4,072	Fox Corp. Class B	216,223
7,556	Gambling.com Group Ltd.*	29,317
10,852	Gray Media, Inc.	47,098
262	Ibotta, Inc. Class A*	7,852
24,066	iHeartMedia, Inc. Class A	70,273
2,030	John Wiley & Sons, Inc. Class A	77,343
552	Liberty Broadband Corp. Class C*	27,766
17	Liberty Broadband Corp. Class A*	854
1,684	Magnite, Inc.*	20,006
4,750	MNTN, Inc. Class A*	41,800
9,300	National CineMedia, Inc.	28,365
5,509	New York Times Co. Class A	461,269

Shares	Description	Value

Common Stocks – (continued)
Media – (continued)
7,817	News Corp. Class A	$ 194,878
4,024	News Corp. Class B	114,724
24,807	Newsmax, Inc.*(a)	129,492
1,368	Nexstar Media Group, Inc.	247,375
167	NIQ Global Intelligence PLC*	1,899
5,089	Omnicom Group, Inc.	383,253
28,302	Paramount Skydance Corp. Class B(a)	255,284
3,494	Scholastic Corp.(a)	136,476
1,879	Sinclair, Inc.	24,314
6,922	Sirius XM Holdings, Inc.	159,760
3,069	TechTarget, Inc.*	11,908
3,894	Thryv Holdings, Inc.*	10,670
4,648	Trade Desk, Inc. Class A*	105,463
789	USA TODAY Co., Inc.*	5,562
3,380	Versant Media Group, Inc.*	125,128

		4,300,869

Metals & Mining – 0.2%
2,700	Alcoa Corp.	179,091
17	Alpha Metallurgical Resources, Inc.*	3,490
10,100	American Battery Technology Co.*	28,179
300	Anglogold Ashanti PLC	29,208
3,158	Aura Minerals, Inc.	257,693
256	Century Aluminum Co.*	15,025
520	Cleveland-Cliffs, Inc.*	4,394
18,645	Coeur Mining, Inc.*	349,967
1,516	Commercial Metals Co.	93,128
5,281	Compass Minerals International, Inc.*	123,311
246	Constellium SE*	6,047
4,600	Contango Silver & Gold, Inc.*	86,250
654	Critical Metals Corp.*(a)	5,193
23,201	Dakota Gold Corp.*	117,165
7,048	Evraz PLC*(b)	—
29,011	Freeport-McMoRan, Inc.	1,705,267
13,499	Hecla Mining Co.	251,486
60,831	i-80 Gold Corp.*	92,463
3,317	Idaho Strategic Resources, Inc.*	106,542
1,410	Ivanhoe Electric, Inc.*	16,666
408	Kaiser Aluminum Corp.	49,168
135	Lifezone Metals Ltd.*	454
179	Materion Corp.	25,892
5,289	McEwen, Inc.*	108,001
3,969	Metallus, Inc.*	64,853
2,472	MP Materials Corp.*(a)	119,299
47,844	Newmont Corp.	5,179,113
8,667	NioCorp Developments Ltd.*	38,655
1,369	Novagold Resources, Inc.*	12,294

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – (continued)
4,723	Nucor Corp.	$ 798,659
2,507	Perpetua Resources Corp.*	70,497
134	Ramaco Resources, Inc. Class B	1,367
932	Ramaco Resources, Inc. Class A*	14,409
1,183	Reliance, Inc.	359,537
2,060	Royal Gold, Inc.	524,249
3,477	Ryerson Holding Corp.	78,163
2,119	Southern Copper Corp.	364,595
3,027	Steel Dynamics, Inc.	544,860
9,146	SunCoke Energy, Inc.	59,540
8,705	Tredegar Corp.*	69,205
5,200	U.S. Antimony Corp.*(a)	45,396
58	U.S. Gold Corp.*	881
11	U.S. Goldmining, Inc.*	128
4,373	USA Rare Earth, Inc.*	66,185
289	Vox Royalty Corp.	1,514

		12,067,479

Mortgage Real Estate Investment Trusts (REITs) – 0.1%
4	ACRES Commercial Realty Corp.*	77
26,111	Adamas Trust, Inc.	192,177
47,279	AGNC Investment Corp.	474,208
18,078	Angel Oak Mortgage REIT, Inc.	148,601
27,656	Annaly Capital Management, Inc.	584,924
24,841	Apollo Commercial Real Estate Finance, Inc.	262,321
5,332	Arbor Realty Trust, Inc.	41,110
21,240	ARES Commercial Real Estate Corp.	101,952
9,417	ARMOUR Residential REIT, Inc.	157,076
9,851	Blackstone Mortgage Trust, Inc. Class A	188,647
38,053	BrightSpire Capital, Inc.	213,097
7,109	Chimera Investment Corp.	89,218
20,995	Dynex Capital, Inc.	267,896
21,392	Ellington Financial, Inc.	253,495
16,597	Franklin BSP Realty Trust, Inc.	140,909
31,045	Granite Point Mortgage Trust, Inc.	45,015
25,548	Invesco Mortgage Capital, Inc.	206,428
19,851	KKR Real Estate Finance Trust, Inc.	121,488
17,671	Ladder Capital Corp.	172,646
13,023	MFA Financial, Inc.	124,760
10,041	Nexpoint Real Estate Finance, Inc.	135,252
30,263	Orchid Island Capital, Inc.	212,749

Shares	Description	Value

Common Stocks – (continued)
Mortgage Real Estate Investment Trusts (REITs) – (continued)
14,977	PennyMac Mortgage Investment Trust	$ 174,632
13,782	Ready Capital Corp.	22,327
24,813	Redwood Trust, Inc.	139,201
30,754	Rithm Capital Corp.	291,548
10,676	Rithm Property Trust, Inc.	142,952
14,237	Starwood Property Trust, Inc.	245,161
8,267	Sunrise Realty Trust, Inc.(a)	63,408
24,062	TPG RE Finance Trust, Inc.	187,924
19,401	Two Harbors Investment Corp.	221,559

		5,622,758

Multi-Utilities – 0.2%
7,901	Ameren Corp.	868,478
7,192	Avista Corp.	288,687
3,889	Black Hills Corp.	269,935
20,258	CenterPoint Energy, Inc.	874,335
8,945	CMS Energy Corp.	693,953
9,966	Consolidated Edison, Inc.	1,127,952
22,113	Dominion Energy, Inc.	1,367,026
6,076	DTE Energy Co.	888,433
14,566	NiSource, Inc.	679,650
4,896	Northwestern Energy Group, Inc.	322,842
11,650	Public Service Enterprise Group, Inc.	943,067
15,536	Sempra	1,509,633
5,446	Unitil Corp.	284,499
9,401	WEC Energy Group, Inc.	1,088,354

		11,206,844

Office REITs – 0.0%
14,657	Brandywine Realty Trust	39,721
2,460	BXP, Inc.	127,674
5,216	COPT Defense Properties	159,610
4,397	Cousins Properties, Inc.	99,240
3,701	Douglas Emmett, Inc.	34,863
3,498	Easterly Government Properties, Inc.	74,962
4,052	Empire State Realty Trust, Inc. Class A	21,070
75,618	Franklin Street Properties Corp.	50,248
4,312	Highwoods Properties, Inc.	92,320
37	Hudson Pacific Properties, Inc.*	219
6,966	JBG SMITH Properties	101,773
4,853	Kilroy Realty Corp.	136,903
10,547	NET Lease Office Properties	121,502
13,556	Peakstone Realty Trust	283,185
5,211	Piedmont Realty Trust, Inc.*	34,236

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Office REITs – (continued)
22,913	Postal Realty Trust, Inc. Class A	$ 425,265
831	SL Green Realty Corp.	30,697
2,934	Vornado Realty Trust	76,255

		1,909,743

Oil, Gas & Consumable Fuels – 1.5%
31,557	Aemetis, Inc.*	100,667
4,302	Amplify Energy Corp.*	26,844
14,682	Antero Midstream Corp.	334,750
6,642	Antero Resources Corp.*	281,886
9,116	APA Corp.	386,883
12,610	Ardmore Shipping Corp.	192,303
2,047	California Resources Corp.	141,693
39	Calumet, Inc.*	1,400
345	Centrus Energy Corp. Class A*	59,889
5,473	Cheniere Energy, Inc.	1,553,018
72,408	Chevron Corp.	14,981,215
1,217	Chord Energy Corp.	173,033
1,514	Clean Energy Fuels Corp.*	3,755
3,192	CNX Resources Corp.*	123,052
3,399	Comstock Resources, Inc.*	71,651
49,864	ConocoPhillips	6,582,048
465	Core Natural Resources, Inc.	48,699
19,063	Coterra Energy, Inc.	669,874
4,077	CVR Energy, Inc.*	137,191
2,589	Delek U.S. Holdings, Inc.	116,686
12,384	Devon Energy Corp.	623,163
18,175	DHT Holdings, Inc.	332,057
2,829	Diamondback Energy, Inc.	559,548
4,333	Dorian LPG Ltd.	148,189
2,800	DT Midstream, Inc.	377,076
17,126	Empire Petroleum Corp.*(a)	50,693
4,953	Energy Fuels, Inc.*	90,392
25,467	EOG Resources, Inc.	3,681,764
8	Epsilon Energy Ltd.	49
16,408	EQT Corp.	1,044,205
65,641	Evolution Petroleum Corp.(a)	300,636
37	Excelerate Energy, Inc. Class A	1,237
5,894	Expand Energy Corp.	647,043
145,552	Exxon Mobil Corp.	24,694,352
8,496	FLEX LNG Ltd.*(a)	252,416
10,721	Frontline PLC	373,734
45,997	FutureFuel Corp.	177,088
16,814	Gevo, Inc.*	45,902
22,794	Granite Ridge Resources, Inc.	133,801
656	Gulfport Energy Corp.*	138,790
6,945	HF Sinclair Corp.	433,299
3,912	Infinity Natural Resources, Inc. Class A*	68,890
2,947	International Seaways, Inc.	214,777

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
98,804	Kinder Morgan, Inc.	$ 3,312,898
323	Kinetik Holdings, Inc.(a)	15,636
31	Kolibri Global Energy, Inc.*	170
1,909	Lightbridge Corp.*	20,350
2,289	Magnolia Oil & Gas Corp. Class A	72,264
7,881	Marathon Petroleum Corp.	1,924,383
1,855	Matador Resources Co.	117,199
2,970	Murphy Oil Corp.	122,513
7,211	Navigator Holdings Ltd.	139,389
659	NextDecade Corp.*	5,048
54,074	NextNRG, Inc.*(a)	21,630
68,814	Nordic American Tankers Ltd.	403,250
15,240	Occidental Petroleum Corp.	990,600
11,902	ONEOK, Inc.	1,075,822
4,238	Ovintiv, Inc.	251,568
6,650	Par Pacific Holdings, Inc.*	416,556
252	PBF Energy, Inc. Class A	12,000
2,726	Peabody Energy Corp.	89,822
70,146	Permian Resources Corp. Class A	1,495,513
9,586	Phillips 66	1,746,377
88	PrimeEnergy Resources Corp.*	20,491
5,790	Range Resources Corp.	261,592
7,586	REX American Resources Corp.*	345,694
2,331	Riley Exploration Permian, Inc.	84,965
369	Sable Offshore Corp.*	6,096
12,489	SandRidge Energy, Inc.	203,696
4,005	Scorpio Tankers, Inc.	299,013
8,347	SFL Corp. Ltd.	90,064
7,202	Talos Energy, Inc.*	113,504
4,774	Tamboran Resources Corp.*	238,652
4,900	Targa Resources Corp.	1,228,577
27,326	Teekay Corp. Ltd.	333,650
2,924	Teekay Tankers Ltd. Class A	214,388
632	Texas Pacific Land Corp.	299,922
5,858	Tsakos Energy Navigation Ltd.(a)	231,157
8,658	Uranium Energy Corp.*	116,883
33,917	Ur-Energy, Inc.*	50,536
31,633	VAALCO Energy, Inc.	200,553
7,907	Valero Energy Corp.	1,953,662
10,986	Venture Global, Inc. Class A	173,139
20	Verde Clean Fuels, Inc.*	34
2,024	Viper Energy, Inc. Class A	95,108
6,749	Vitesse Energy, Inc.(a)	122,562
51,897	W&T Offshore, Inc.	176,969
54,289	Williams Cos., Inc.	3,951,153
4,632	World Kinect Corp.	106,860

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
69	XCF Global, Inc. Class A*	$ 25

		83,527,571

Paper & Forest Products – 0.0%
3,425	Clearwater Paper Corp.*	49,251
642	Louisiana-Pacific Corp.	46,706
45	Sylvamo Corp.	1,901

		97,858

Passenger Airlines – 0.1%
655	Alaska Air Group, Inc.*	24,091
12	Allegiant Travel Co.*	972
8,735	American Airlines Group, Inc.*	93,814
1,955	Copa Holdings SA Class A	222,107
33,677	Delta Air Lines, Inc.	2,238,847
6	flyExclusive, Inc.*	14
278	Frontier Group Holdings, Inc.*	981
5,818	Joby Aviation, Inc.*	48,057
691	SkyWest, Inc.*	63,454
6,716	Southwest Airlines Co.	252,320
505	Sun Country Airlines Holdings, Inc.*	8,343
6,309	United Airlines Holdings, Inc.*	580,870

		3,533,870

Personal Products – 0.0%
17,676	Beauty Health Co.*	15,732
425	BellRing Brands, Inc.*	6,838
26,513	Coty, Inc. Class A*	53,291
2,001	Edgewell Personal Care Co.	42,701
2	elf Beauty, Inc.*	121
4,722	Estee Lauder Cos., Inc. Class A	338,898
19	FitLife Brands, Inc.*	270
9,199	Herbalife Ltd.*	135,409
20,252	Honest Co., Inc.*	59,541
1,202	Interparfums, Inc.	109,190
34,873	Kenvue, Inc.	601,211
6,901	Lifevantage Corp.(a)	29,812
14,223	Medifast, Inc.*	144,932
3,327	Nature’s Sunshine Products, Inc.*	79,815
6,839	Niagen Bioscience, Inc.*	30,160
19,661	Nu Skin Enterprises, Inc. Class A	143,132
12,882	Olaplex Holdings, Inc.*	26,151
9,173	Upexi, Inc.*(a)	9,041
2,426	USANA Health Sciences, Inc.*	42,382
9,066	Waldencast PLC Class A*	8,610

		1,877,237

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – 1.1%
16,207	Aclaris Therapeutics, Inc.*	$ 60,776
8,369	Alto Neuroscience, Inc.*	188,135
20,093	Amneal Pharmaceuticals, Inc.*	249,756
877	Amphastar Pharmaceuticals, Inc.*	17,180
7,532	Amylyx Pharmaceuticals, Inc.*	104,695
3,520	ANI Pharmaceuticals, Inc.*	270,688
11,977	Aquestive Therapeutics, Inc.*	49,705
32	Arvinas, Inc.*	339
4,900	Assertio Holdings, Inc.*	93,394
56,937	Atea Pharmaceuticals, Inc.*	306,321
9,781	Avadel Pharmaceuticals PLC*	6,260
1,874	Axsome Therapeutics, Inc.*	316,743
42	Biote Corp. Class A*	57
51,912	Bristol-Myers Squibb Co.	3,148,463
4,387	Collegium Pharmaceutical, Inc.*	145,078
3,412	Contineum Therapeutics, Inc. Class A*	44,561
2,617	Corcept Therapeutics, Inc.*	105,491
6,485	CorMedix, Inc.*	44,033
475	Crinetics Pharmaceuticals, Inc.*	17,252
3,837	Definium Therapeutics, Inc.*	72,519
328	Edgewise Therapeutics, Inc.*	10,332
17,757	Elanco Animal Health, Inc.*	424,925
24,679	Eli Lilly & Co.	22,699,004
191	Enliven Therapeutics, Inc.*	7,487
11,990	Esperion Therapeutics, Inc.*	32,853
10,731	Eton Pharmaceuticals, Inc.*	264,841
11,677	Evolus, Inc.*	47,992
900	EyePoint, Inc.*	11,601
22,379	Filana Therapeutics, Inc.*	37,820
11,674	Fulcrum Therapeutics, Inc.*	89,540
1,379	Harmony Biosciences Holdings, Inc.*	38,626
730	Harrow, Inc.*	25,740
48,197	Ikena Oncology, Inc.*(b)	—
6,812	Indivior Pharmaceuticals, Inc.*	207,630
8,548	Innoviva, Inc.*	199,168
2,199	Jazz Pharmaceuticals PLC*	415,721
60,326	Johnson & Johnson	14,746,087
70	Journey Medical Corp.*	328
49	LB Pharmaceuticals, Inc.*	1,208
78	LENZ Therapeutics, Inc.*	714
61,875	Lexicon Pharmaceuticals, Inc.*	96,525

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
1,274	Ligand Pharmaceuticals, Inc.*	$ 254,354
3,321	Liquidia Corp.*	125,335
266	Maze Therapeutics, Inc.*	7,940
44	MediWound Ltd.*	709
60,740	Merck & Co., Inc.	7,306,415
324	Nektar Therapeutics*	23,312
3,032	Neumora Therapeutics, Inc.*	5,912
7,730	Nuvation Bio, Inc.*	33,162
3,100	Ocular Therapeutix, Inc.*	26,257
284	Omeros Corp.*	2,999
14,851	Organon & Co.	88,957
10,138	Pacira BioSciences, Inc.*	229,119
6,619	Perrigo Co. PLC	71,088
142,183	Pfizer, Inc.	3,992,499
7,027	Phathom Pharmaceuticals, Inc.*	78,070
3,768	Phibro Animal Health Corp. Class A	208,408
27,883	Pliant Therapeutics, Inc.*	35,133
1,818	Prestige Consumer Healthcare, Inc.*	107,753
1,182	Rapport Therapeutics, Inc.*	36,985
16,695	Royalty Pharma PLC Class A	800,859
22,737	scPharmaceuticals, Inc.*(a)(b)	7,276
259	Septerna, Inc.*	6,224
27,433	SIGA Technologies, Inc.	146,767
5,068	Supernus Pharmaceuticals, Inc.*	261,965
2,708	Tarsus Pharmaceuticals, Inc.*	189,966
2,717	Terns Pharmaceuticals, Inc.*	143,240
8,783	Theravance Biopharma, Inc.*	142,548
7,399	Third Harmonic Bio, Inc.*(b)	—
10,265	Trevi Therapeutics, Inc.*	122,461
3	Tvardi Therapeutics, Inc.*	10
30,171	Viatris, Inc.	407,610
497	WaVe Life Sciences Ltd.*	3,603
31,372	Xeris Biopharma Holdings, Inc.*	181,958
13,571	Zevra Therapeutics, Inc.*	126,482
11,292	Zoetis, Inc.	1,334,827

		61,109,791

Professional Services – 0.2%
7,978	Alight, Inc. Class A	4,649
5,311	Amentum Holdings, Inc.*	138,511
10,817	Asure Software, Inc.*	93,026
11,483	Automatic Data Processing, Inc.	2,333,116

Shares	Description	Value

Common Stocks – (continued)
Professional Services – (continued)
6,481	Barrett Business Services, Inc.	$ 189,116
2,487	BlackSky Technology, Inc.*	62,573
2,418	Booz Allen Hamilton Holding Corp.	188,677
3,464	Broadridge Financial Solutions, Inc.	562,831
827	CACI International, Inc. Class A*	449,780
539	CBIZ, Inc.*	14,472
20,134	Clarivate PLC*	50,939
2,991	Concentrix Corp.	81,834
26,969	Conduent, Inc.*	34,520
961	CRA International, Inc.	155,567
4,127	CSG Systems International, Inc.	329,912
4,737	DLH Holdings Corp.*	27,569
1,979	Equifax, Inc.	356,359
4,266	ExlService Holdings, Inc.*	129,900
3,048	Exponent, Inc.	198,882
54	Falcon’s Beyond Global, Inc. Class A*	761
262	First Advantage Corp.*	3,081
8,265	Forrester Research, Inc.*	46,780
4,047	Franklin Covey Co.*	63,902
1,043	FTI Consulting, Inc.*	184,371
26,093	Genpact Ltd.	971,964
5,284	HireQuest, Inc.	52,734
1,512	Huron Consulting Group, Inc.*	192,765
5,410	IBEX Holdings Ltd.*	145,096
623	ICF International, Inc.	40,676
384	Innodata, Inc.*	14,830
647	Insperity, Inc.	17,495
3,583	Jacobs Solutions, Inc.	456,044
2,617	KBR, Inc.	96,463
7,757	Kelly Services, Inc. Class A	68,649
1,397	Kforce, Inc.	40,848
1,650	Korn Ferry	103,867
12,200	Legalzoom.com, Inc.*	69,174
4,053	Leidos Holdings, Inc.	630,323
595	ManpowerGroup, Inc.	17,529
3,922	Maximus, Inc.	251,400
13,865	Mistras Group, Inc.*	204,925
989	Parsons Corp.*	53,574
7,137	Paychex, Inc.	657,460
622	Paycom Software, Inc.	75,598
845	Paylocity Holding Corp.*	91,294
7,465	Planet Labs PBC*	208,647
24	RCM Technologies, Inc.*	459
504	Resolute Holdings Management, Inc.*	81,799
23,062	Resources Connection, Inc.	86,021
2,271	Robert Half, Inc.	57,683

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Professional Services – (continued)
1,130	Science Applications International Corp.	$ 107,260
2,888	Skillsoft Corp.*(a)	12,390
4,285	Spire Global, Inc.*	53,905
6,634	SS&C Technologies Holdings, Inc.	448,259
1,753	TaskUS, Inc. Class A	11,763
227	TIC Solutions, Inc.*	1,494
1,801	TransUnion	124,611
713	TriNet Group, Inc.	25,975
15,478	TrueBlue, Inc.*	60,519
778	TTEC Holdings, Inc.*	1,945
3,458	UL Solutions, Inc. Class A	296,385
603	Upwork, Inc.*	6,609
3,140	Verisk Analytics, Inc.	595,815
6,562	Verra Mobility Corp.*	93,771
1,521	Willdan Group, Inc.*	116,448

		12,345,594

Real Estate Management & Development – 0.1%
7,530	CBRE Group, Inc. Class A*	1,020,014
23,982	Compass, Inc. Class A*	175,308
8,061	CoStar Group, Inc.*	325,181
33,263	Douglas Elliman, Inc.*	54,551
444	eXp World Holdings, Inc.	2,660
30,493	Five Point Holdings LLC Class A*	147,586
2,183	Forestar Group, Inc.*	53,353
9,961	FRP Holdings, Inc.*	217,947
683	Howard Hughes Holdings, Inc.*	43,207
5,308	Jones Lang LaSalle, Inc.*	1,615,331
2,590	Kennedy-Wilson Holdings, Inc.	28,024
3,237	Marcus & Millichap, Inc.	86,072
5,284	Maui Land & Pineapple Co., Inc.*	81,321
1,476	Newmark Group, Inc. Class A	22,125
33,949	Opendoor Technologies, Inc.*	158,881
3,067	RE/MAX Holdings, Inc. Class A*	17,666
8,493	Real Brokerage, Inc.*	21,232
9,941	RMR Group, Inc. Class A	153,787
5,944	Seaport Entertainment Group, Inc.*	127,677
40,977	Seritage Growth Properties Class A*	115,145
3,251	St. Joe Co.	204,163
11,741	Star Holdings*	88,879
3,247	Stratus Properties, Inc.*	99,098
19,381	Tejon Ranch Co.*	365,138
3,076	Transcontinental Realty Investors, Inc.*	107,291

Shares	Description	Value

Common Stocks – (continued)
Real Estate Management & Development – (continued)
1,445	Zillow Group, Inc. Class C*	$ 59,794
486	Zillow Group, Inc. Class A*	20,116

		5,411,547

Residential REITs – 0.1%
7,968	American Homes 4 Rent Class A	222,467
47,010	Apartment Investment & Management Co. Class A	191,331
2,839	AvalonBay Communities, Inc.	463,751
11,326	BRT Apartments Corp.	151,089
2,200	Camden Property Trust	214,852
3,768	Centerspace	216,472
5	Clipper Realty, Inc.	15
4,452	Equity LifeStyle Properties, Inc.	277,894
6,801	Equity Residential	402,279
1,265	Essex Property Trust, Inc.	306,130
6,738	Independence Realty Trust, Inc.	100,329
11,338	Invitation Homes, Inc.	281,749
2,186	Mid-America Apartment Communities, Inc.	266,954
4,581	NexPoint Residential Trust, Inc.	114,525
3,876	Sun Communities, Inc.	488,221
5,357	UDR, Inc.	180,959
15,733	UMH Properties, Inc.	227,027
9,790	Veris Residential, Inc.	184,737

		4,290,781

Retail REITs – 0.1%
5,611	Acadia Realty Trust	107,282
3,859	Agree Realty Corp.	290,892
1,074	Alexander’s, Inc.	253,679
6,705	Brixmor Property Group, Inc.	193,104
3,116	CBL & Associates Properties, Inc.	119,748
7,203	Curbline Properties Corp.	185,765
1,658	Federal Realty Investment Trust	176,096
12,009	FrontView REIT, Inc.	185,779
8,320	Getty Realty Corp.	264,576
6,169	InvenTrust Properties Corp.	187,908
12,075	Kimco Realty Corp.	271,325
4,854	Kite Realty Group Trust	119,166
16,308	NETSTREIT Corp.	307,080
6,009	NNN REIT, Inc.	252,558
4,670	Phillips Edison & Co., Inc.	174,751
24,233	Realty Income Corp.	1,482,575
4,389	Regency Centers Corp.	332,072
7,476	Saul Centers, Inc.	243,568
8,217	Simon Property Group, Inc.	1,532,717

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Retail REITs – (continued)
34,519	SITE Centers Corp.	$ 186,403
4,809	Tanger, Inc.	163,410
7,130	Urban Edge Properties	142,457
16,813	Whitestone REIT	271,530

		7,444,441

Semiconductors & Semiconductor Equipment – 4.2%
944	ACM Research, Inc. Class A*	37,146
43,261	Advanced Micro Devices, Inc.*	8,800,585
1,577	Aehr Test Systems*	58,475
4,362	Aeluma, Inc.*	57,099
198	Ambarella, Inc.*	10,192
2,752	Ambiq Micro, Inc.*	69,928
2,067	Amkor Technology, Inc.	93,077
20,043	Analog Devices, Inc.	6,376,480
20,246	Applied Materials, Inc.	6,919,880
1,974	Astera Labs, Inc.*	216,350
15,306	Atomera, Inc.*	58,316
11	Axcelis Technologies, Inc.*	1,024
3,520	AXT, Inc.*	200,570
8,010	Blaize Holdings, Inc.*(a)	14,578
134,826	Broadcom, Inc.	41,729,995
2,217	CEVA, Inc.*	41,414
1,077	Cirrus Logic, Inc.*	155,756
676	Cohu, Inc.*	20,699
745	Credo Technology Group Holding Ltd.*	69,933
672	Diodes, Inc.*	45,871
1,173	Enphase Energy, Inc.*	44,351
424	Entegris, Inc.	49,710
8,107	First Solar, Inc.*	1,599,187
492	FormFactor, Inc.*	47,719
43,804	GCT Semiconductor Holding, Inc.*(a)	49,937
1,647	GLOBALFOUNDRIES, Inc.*	73,259
13,583	GSI Technology, Inc.*	69,817
131	Impinj, Inc.*	13,454
2,932	indie Semiconductor, Inc. Class A*(a)	9,441
110,289	Intel Corp.*	4,867,054
5,911	KLA Corp.	8,703,415
25,120	Kopin Corp.*	56,520
595	Kulicke & Soffa Industries, Inc.	39,103
36,395	Lam Research Corp.	7,776,156
935	Lattice Semiconductor Corp.*	86,731
469	MACOM Technology Solutions Holdings, Inc.*	104,151
16,966	Marvell Technology, Inc.	1,680,482
52	MaxLinear, Inc.*	904
6,790	Microchip Technology, Inc.	438,702

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
26,634	Micron Technology, Inc.	$ 8,998,030
726	MKS, Inc.	166,842
1,207	Monolithic Power Systems, Inc.	1,319,673
130	Navitas Semiconductor Corp.*	1,140
2,907	NVE Corp.	190,408
680,437	NVIDIA Corp.	118,668,213
19,952	ON Semiconductor Corp.*	1,235,428
53	Onto Innovation, Inc.*	10,869
1,952	PDF Solutions, Inc.*	63,850
272	Power Integrations, Inc.	13,926
2,287	Qorvo, Inc.*	177,014
46,134	QUALCOMM, Inc.	5,941,136
1,745	Rambus, Inc.*	150,122
3,779	Rigetti Computing, Inc.*	53,057
2,176	SEALSQ Corp.*	5,701
424	Semtech Corp.*	32,601
324	Silicon Laboratories, Inc.*	67,441
125	SiTime Corp.*	43,169
502	SkyWater Technology, Inc.*	13,760
1,555	Skyworks Solutions, Inc.	83,270
1,424	SolarEdge Technologies, Inc.*	72,695
17	Synaptics, Inc.*	1,191
3,208	Teradyne, Inc.	951,044
36,970	Texas Instruments, Inc.	7,177,356
15	Ultra Clean Holdings, Inc.*	933
209	Universal Display Corp.	19,157
58	Veeco Instruments, Inc.*	1,964

		236,147,451

Software – 3.0%
12,264	8x8, Inc.*	20,358
8,952	A10 Networks, Inc.	206,970
1,960	ACI Worldwide, Inc.*	80,380
462	Adeia, Inc.	11,102
21,115	Adobe, Inc.*	5,132,634
159	Agilysys, Inc.*	11,311
88	Airship AI Holdings, Inc.*	199
2,199	Alarm.com Holdings, Inc.*	94,975
960	Alkami Technology, Inc.*	15,043
3,365	Amplitude, Inc. Class A*	22,949
348	Appfolio, Inc. Class A*	54,921
197	Appian Corp. Class A*	4,750
7,062	AppLovin Corp. Class A*	2,810,676
4,708	Arteris, Inc.*	77,400
433	Asana, Inc. Class A*	2,771
2,324	Atlassian Corp. Class A*	158,613
7,150	AudioEye, Inc.*	45,545
6,165	Autodesk, Inc.*	1,475,901
1,501	AvePoint, Inc.*	14,275
4,918	Bentley Systems, Inc. Class B	172,720
1,145	Bill Holdings, Inc.*	43,853

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
479	Bitdeer Technologies Group Class A*	$ 4,143
2,954	BitMine Immersion Technologies, Inc.	58,430
1,332	Blackbaud, Inc.*	51,429
1,311	BlackLine, Inc.*	48,507
15,396	Blend Labs, Inc. Class A*	26,173
5,158	Box, Inc. Class A*	121,935
416	Braze, Inc. Class A*	9,822
611	C3.ai, Inc. Class A*	5,145
7,608	Cadence Design Systems, Inc.*	2,114,035
9,111	CCC Intelligent Solutions Holdings, Inc.*	54,666
61	Cerence, Inc.*	385
13	Chaince Digital Holdings, Inc.*	52
445	Cipher Digital, Inc.*	5,727
386	Circle Internet Group, Inc.*	36,828
5,315	Clear Secure, Inc. Class A	257,299
3,515	Clearwater Analytics Holdings, Inc. Class A*	83,130
336	Commvault Systems, Inc.*	26,171
3,976	Consensus Cloud Solutions, Inc.*	94,390
1,928	Core Scientific, Inc.*	28,843
7,087	Crowdstrike Holdings, Inc. Class A	2,766,836
23,454	CS Disco, Inc.*	89,594
74	Daily Journal Corp.*	35,693
7,696	Datadog, Inc. Class A*	908,513
9,264	Digimarc Corp.*(a)	45,486
5,831	Digital Turbine, Inc.*	16,793
2,883	Docusign, Inc.*	136,683
2,064	Dolby Laboratories, Inc. Class A	123,964
9,265	Domo, Inc. Class B*	28,351
5,089	Dropbox, Inc. Class A*	115,622
4,437	D-Wave Quantum, Inc.*	64,026
4,933	Dynatrace, Inc.*	182,422
16,530	eGain Corp.*	130,422
541	Elastic NV*	27,045
367	EverCommerce, Inc.*(a)	4,195
3,077	Exodus Movement, Inc. Class A*	20,001
17,930	Expensify, Inc. Class A*	15,597
455	Fair Isaac Corp.*	485,731
906	Figma, Inc. Class A*	19,153
376	Five9, Inc.*	5,704
15,836	Fortinet, Inc.*	1,294,118
2,231	Freshworks, Inc. Class A*	17,915
66,268	Gen Digital, Inc.	1,247,826
690	Gitlab, Inc. Class A*	14,932
1,897	Guidewire Software, Inc.*	283,715
640	HubSpot, Inc.*	156,224

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
7,057	I3 Verticals, Inc. Class A*	$ 157,795
787	Intapp, Inc.*	20,218
1,026	InterDigital, Inc.	309,852
14,925	Intuit, Inc.	6,453,271
1,994	JFrog Ltd.*	93,578
33,236	Kaltura, Inc.*	40,548
7	Klaviyo, Inc. Class A*	136
1,417	Life360, Inc.*(a)	57,842
561	LiveRamp Holdings, Inc.*	14,878
698	Manhattan Associates, Inc.*	92,918
274,076	Microsoft Corp.	101,454,713
10,118	Mitek Systems, Inc.*	136,593
578	nCino, Inc.*	8,658
3,730	NCR Voyix Corp.*	23,611
859	Netskope, Inc. Class A*	7,293
460	NextNav, Inc.*	7,369
3,985	Nutanix, Inc. Class A*	151,470
29,444	ON24, Inc.*	238,496
3,673	OneSpan, Inc.	38,677
2	Onestream, Inc.*	48
16,996	Ooma, Inc.*	247,292
48,353	Oracle Corp.	7,113,210
2,447	Pagaya Technologies Ltd. Class A*	28,508
434	PagerDuty, Inc.*	2,695
61,761	Palantir Technologies, Inc. Class A*	9,034,399
19,762	Palo Alto Networks, Inc.*	3,168,244
113	PAR Technology Corp.*	1,506
1,664	Pegasystems, Inc.	70,820
6,611	Porch Group, Inc.*	47,401
1,117	Procore Technologies, Inc.*	63,669
1,122	Progress Software Corp.*	28,779
2,516	PTC, Inc.*	358,505
608	Q2 Holdings, Inc.*	28,758
873	Qualys, Inc.*	76,693
310	Rapid7, Inc.*	1,708
4,127	Red Violet, Inc.*	142,794
58,508	Rekor Systems, Inc.*	47,977
15,518	ReposiTrak, Inc.(a)	117,937
871	Rezolve AI PLC*(a)	2,230
42,450	Rimini Street, Inc.*	139,236
416	RingCentral, Inc. Class A	15,471
1,264	Riot Platforms, Inc.*	15,623
50,279	Roadzen, Inc.*	60,335
2,410	Roper Technologies, Inc.	852,803
1,759	Rubrik, Inc. Class A*	86,138
41,830	Salesforce, Inc.	7,808,406
3,048	Samsara, Inc. Class A*	96,591
499	Sapiens International Corp. NV*(b)	21,682
264	SEMrush Holdings, Inc. Class A*	3,152
2,779	SentinelOne, Inc. Class A*	35,794
54,457	ServiceNow, Inc.*	5,693,479

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
368	ServiceTitan, Inc. Class A*	$ 23,353
18,661	Silvaco Group, Inc.*	132,120
2,073	SoundHound AI, Inc. Class A*(a)	14,242
13,023	SoundThinking, Inc.*	86,212
3,375	Sprinklr, Inc. Class A*	20,250
3,732	Sprout Social, Inc. Class A*	21,272
186	SPS Commerce, Inc.*	10,355
3,441	Strategy, Inc.*	429,437
4,192	Synopsys, Inc.*	1,662,044
16,030	Telos Corp.*	67,166
3,735	Tenable Holdings, Inc.*	63,178
588	Teradata Corp.*	15,070
3,461	Terawulf, Inc.*	49,942
4,909	Trimble, Inc.*	320,214
811	Tyler Technologies, Inc.*	277,670
445	UiPath, Inc. Class A*	4,940
5,038	Unity Software, Inc.*	110,534
565	Varonis Systems, Inc.*	12,131
14,673	Veritone, Inc.*(a)	28,906
588	Vertex, Inc. Class A*	6,991
138	Via Transportation, Inc. Class A*	2,070
72	Viant Technology, Inc. Class A*	806
8,504	Weave Communications, Inc.*	39,288
64,516	WM Technology, Inc.*	42,477
5,714	Workday, Inc. Class A*	742,363
348	Workiva, Inc.*	20,751
23,896	Xperi, Inc.*	133,818
7,304	Yext, Inc.*	28,047
923	Zeta Global Holdings Corp. Class A*	14,694
6,524	Zoom Communications, Inc.*	524,464
2,877	Zscaler, Inc.*	403,614

		171,749,235

Specialized REITs – 0.2%
13,431	American Tower Corp.	2,317,922
9,819	Crown Castle, Inc.	798,383
4,665	CubeSmart	170,972
7,695	Digital Realty Trust, Inc.	1,386,716
4,783	EPR Properties	238,959
2,180	Equinix, Inc.	2,136,923
4,234	Extra Space Storage, Inc.	555,205
30,963	Farmland Partners, Inc.	347,715
9,125	Four Corners Property Trust, Inc.	215,806
6,766	Gaming & Leisure Properties, Inc.	300,207
25,900	Gladstone Land Corp.	264,180
4,307	Iron Mountain, Inc.	439,917

Shares	Description	Value

Common Stocks – (continued)
Specialized REITs – (continued)
2,279	Lamar Advertising Co. Class A	$ 288,658
1,527	Millrose Properties, Inc.	42,756
2,927	National Storage Affiliates Trust	110,465
2,996	Outfront Media, Inc.	79,394
3,662	Public Storage	991,963
13,806	Rayonier, Inc.	284,680
3,591	Safehold, Inc.	48,586
2,393	SBA Communications Corp.	411,859
5,903	Smartstop Self Storage REIT, Inc.	178,743
29,144	VICI Properties, Inc.	796,214
9,461	Weyerhaeuser Co.	231,132

		12,637,355

Specialty Retail – 0.7%
16,204	1-800-Flowers.com, Inc. Class A*(a)	49,260
1,086	Abercrombie & Fitch Co. Class A*	99,228
1,493	Academy Sports & Outdoors, Inc.	84,280
873	Advance Auto Parts, Inc.	46,051
630	American Eagle Outfitters, Inc.	10,521
1,455	America’s Car-Mart, Inc.*	18,522
251	Arhaus, Inc.	1,702
45	Arko Corp.	250
526	Asbury Automotive Group, Inc.*	102,786
859	AutoNation, Inc.*	167,728
931	AutoZone, Inc.*	3,144,713
131,833	BARK, Inc.*	66,787
5,086	Barnes & Noble Education, Inc.*	44,909
2,749	Bath & Body Works, Inc.	51,324
9,838	Bed Bath & Beyond, Inc.*	45,648
3,638	Best Buy Co., Inc.	233,560
603	Boot Barn Holdings, Inc.*	88,255
4,116	Buckle, Inc.	207,282
2,178	Build-A-Bear Workshop, Inc.	81,566
1,216	Burlington Stores, Inc.*	395,662
1,852	Caleres, Inc.	19,520
293	Camping World Holdings, Inc. Class A	2,001
3,779	CarMax, Inc.*	157,131
8,942	Carvana Co.*	2,811,186
5,337	Chewy, Inc. Class A*	144,099
8,157	Children’s Place, Inc.*	27,408
3,226	Citi Trends, Inc.*	139,750
1,713	Designer Brands, Inc. Class A	9,747
9,774	Destination XL Group, Inc.*	4,985

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
1,024	Dick’s Sporting Goods, Inc.	$ 203,049
17,142	Duluth Holdings, Inc. Class B*	54,169
32	Envela Corp.*	533
95	EVgo, Inc.*	163
1,438	Five Below, Inc.*	328,554
566	Floor & Decor Holdings, Inc. Class A*	28,753
6,199	GameStop Corp. Class A*	142,825
4,867	Gap, Inc.	117,781
995	Genesco, Inc.*	28,845
371	Group 1 Automotive, Inc.	122,664
4,952	Haverty Furniture Cos., Inc.	104,883
27,977	Home Depot, Inc.	9,201,356
3,807	J Jill, Inc.	43,628
3,510	Lands’ End, Inc.*(a)	39,452
307	Lithia Motors, Inc.	76,664
13,561	Lowe’s Cos., Inc.	3,204,193
5	MarineMax, Inc.*	135
378	Murphy USA, Inc.	186,721
6,425	National Vision Holdings, Inc.*	166,407
1,876	OneWater Marine, Inc. Class A*	17,728
25,974	O’Reilly Automotive, Inc.*	2,397,660
66,474	Outdoor Holding Co.*	133,613
996	Penske Automotive Group, Inc.	148,922
14,573	Petco Health & Wellness Co., Inc.*	40,513
5,357	RealReal, Inc.*	48,642
203	Revolve Group, Inc.*	4,590
13	RH*	1,818
1,520	RideNow Group, Inc.*	10,731
8,569	Ross Stores, Inc.	1,856,302
5,525	Sally Beauty Holdings, Inc.*	76,521
148	Shoe Carnival, Inc.	2,307
1,897	Signet Jewelers Ltd.	160,562
11,081	Sleep Number Corp.*	19,890
1,065	Sonic Automotive, Inc. Class A	73,027
31,163	Sportsman’s Warehouse Holdings, Inc.*	43,940
6,405	Stitch Fix, Inc. Class A*	21,201
18,994	ThredUp, Inc. Class A*	62,300
13,669	Tile Shop Holdings, Inc.*(a)	41,376
50,417	TJX Cos., Inc.	8,051,595
68,728	Torrid Holdings, Inc.*(a)	122,336
15,353	Tractor Supply Co.	695,491
1,381	Ulta Beauty, Inc.*	721,863
97	Upbound Group, Inc.	1,751
3,049	Urban Outfitters, Inc.*	193,154
5,424	Valvoline, Inc.*	182,680
1,460	Victoria’s Secret & Co.*	67,686
487	Warby Parker, Inc. Class A*	10,261

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
2,279	Wayfair, Inc. Class A*	$ 171,404
2,768	Williams-Sonoma, Inc.	504,689
574	Winmark Corp.	245,414
2,061	Zumiez, Inc.*	45,672

		38,482,275

Technology Hardware, Storage & Peripherals – 2.4%
506,130	Apple, Inc.	128,450,733
2,338	CPI Card Group, Inc.*	33,924
6,402	Dell Technologies, Inc. Class C	1,050,760
2,681	Diebold Nixdorf, Inc.*	202,255
6,939	Everpure, Inc. Class A*	409,679
6,945	GPGI, Inc. Class A	118,759
25,742	Hewlett Packard Enterprise Co.	612,917
12,832	HP, Inc.	246,503
13,719	Immersion Corp.	74,906
3,918	IonQ, Inc.*	112,956
3,990	NetApp, Inc.	408,536
979	Quantum Computing, Inc.*	6,706
1,729	Sandisk Corp.*	1,098,503
4,587	Seagate Technology Holdings PLC	1,797,003
5,865	Super Micro Computer, Inc.*	133,546
3,603	Turtle Beach Corp.*	36,534
7,779	Western Digital Corp.	2,104,142

		136,898,362

Textiles, Apparel & Luxury Goods – 0.1%
680	Birkenstock Holding PLC*	24,364
1	Capri Holdings Ltd.*	18
2	Carter’s, Inc.	72
23	Columbia Sportswear Co.	1,261
1,076	Crocs, Inc.*	89,330
2,071	Deckers Outdoor Corp.*	207,286
7,967	Ermenegildo Zegna NV	83,016
9,321	Figs, Inc. Class A*	137,671
1,955	G-III Apparel Group Ltd.	54,153
321	Kontoor Brands, Inc.	22,563
2,053	Levi Strauss & Co. Class A	37,960
1,469	Lululemon Athletica, Inc.*	224,904
6,381	Movado Group, Inc.	155,824
24,854	NIKE, Inc. Class B	1,312,788
1,095	On Holding AG Class A*	37,252
443	Oxford Industries, Inc.	17,060
1,413	PVH Corp.	98,571
3,771	Ralph Lauren Corp.	1,297,186
4,386	Rocky Brands, Inc.	169,826
34	Steven Madden Ltd.	1,153
11,622	Superior Group of Cos., Inc.	118,079
15,696	Tapestry, Inc.	2,214,863
16	Under Armour, Inc. Class A*	95

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
14	Under Armour, Inc. Class C*	$ 81
20,037	Unifi, Inc.*	71,532
492	VF Corp.	8,359
393	Wolverine World Wide, Inc.	6,414

		6,391,681

Tobacco – 0.2%
43,960	Altria Group, Inc.	2,900,921
26,083	Ispire Technology, Inc.*	47,993
39,188	Philip Morris International, Inc.	6,479,344
2,385	Turning Point Brands, Inc.	206,994
4,002	Universal Corp.	210,905

		9,846,157

Trading Companies & Distributors – 0.2%
5,124	AerCap Holdings NV	702,910
3,829	Air Lease Corp.	248,655
20,883	Alta Equipment Group, Inc.	112,142
605	Applied Industrial Technologies, Inc.	160,519
692	BlueLinx Holdings, Inc.*	37,493
502	Boise Cascade Co.	38,077
2,127	Core & Main, Inc. Class A*	105,074
1,126	Distribution Solutions Group, Inc.*	29,546
2,380	DNOW, Inc.*	28,346
1,085	DXP Enterprises, Inc.*	151,607
4,527	EVI Industries, Inc.	93,166
33,189	Fastenal Co.	1,539,970
4,761	Ferguson Enterprises, Inc.	1,110,551
1,249	GATX Corp.	213,254
2,561	Global Industrial Co.	80,723
159	Herc Holdings, Inc.	15,828
18,507	Hudson Technologies, Inc.*	108,821
9,530	Karat Packaging, Inc.	266,078
1,766	McGrath RentCorp	194,754
2,236	MSC Industrial Direct Co., Inc. Class A	206,316
12,342	NPK International, Inc.*	178,836
5,589	QXO, Inc.*	108,538
1,959	Rush Enterprises, Inc. Class A	129,509
23	Rush Enterprises, Inc. Class B	1,480
529	SiteOne Landscape Supply, Inc.*	70,415
2,755	Titan Machinery, Inc.*	46,064
500	Transcat, Inc.*	36,725
1,350	United Rentals, Inc.	983,556
410	Watsco, Inc.	149,154
1,017	WESCO International, Inc.	278,271
134	Willis Lease Finance Corp.	22,815
1,130	WW Grainger, Inc.	1,232,615

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – (continued)
1,305	Xometry, Inc. Class A*	$ 53,296

		8,735,104

Transportation Infrastructure*(a) – 0.0%
13,135	Sky Harbour Group Corp.	126,490

Water Utilities – 0.1%
3,378	American States Water Co.	255,444
5,289	American Water Works Co., Inc.	719,780
7,175	Artesian Resources Corp. Class A	228,524
14,491	Cadiz, Inc.*	71,151
5,040	California Water Service Group	228,514
9,486	Consolidated Water Co. Ltd.	314,176
9,077	Essential Utilities, Inc.	365,531
24,906	Global Water Resources, Inc.	189,036
4,346	H2O America	254,980
3,056	Middlesex Water Co.	159,065
15,623	Pure Cycle Corp.*	157,167
10,333	York Water Co.	314,640

		3,258,008

Wireless Telecommunication Services – 0.1%
2,770	Array Digital Infrastructure, Inc.	127,808
3,526	Gogo, Inc.*	14,175
21,713	Spok Holdings, Inc.	236,672
4,955	Telephone & Data Systems, Inc.	208,605
11,241	T-Mobile U.S., Inc.	2,360,947

		2,948,207

TOTAL COMMON STOCKS (Cost $1,772,062,913)		$2,057,696,062

Units	Expiration Date	Value

Rights* – 0.0%
M-Tron Industries, Inc.
12	04/15/26	$ 25
(Cost $—)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(c) – 2.7%
U.S. Treasury Bills
$150,000,000	0.000%	04/23/26	$ 149,667,340
(Cost $149,666,792)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 32.3%
1,633,300	Goldman Sachs Access U.S. Preferred Stock & Hybrid ETF(d)	$ 81,362,840
658,900	iShares Convertible Bond ETF(a)	67,069,431
4,484,627	iShares Core MSCI Emerging Markets ETF	312,802,733
33,900	iShares Global Clean Energy ETF(a)	620,031
61,000	iShares JP Morgan USD Emerging Markets Bond ETF(a)	5,729,730
1,739,314	State Street Blackstone Senior Loan ETF(a)	69,816,064
646,200	State Street Energy Select Sector SPDR ETF	39,586,212
59,800	State Street Financial Select Sector SPDR ETF	2,952,326
630,400	State Street Health Care Select Sector SPDR ETF	92,422,944
882,800	State Street Industrial Select Sector SPDR ETF(a)	142,775,244
994,300	State Street Materials Select Sector SPDR ETF(a)	49,685,171
337,922	State Street SPDR Bloomberg Convertible Securities ETF(a)	30,926,621
6,129,100	State Street SPDR Portfolio Emerging Markets ETF(a)	287,516,081
681,200	State Street Technology Select Sector SPDR ETF	90,531,480
570,300	VanEck Fallen Angel High Yield Bond ETF	16,379,016
236,400	Vanguard Real Estate ETF	20,968,680
10,284,100	Vanguard Short-Term Inflation-Protected Securities ETF	513,690,795

TOTAL EXCHANGE TRADED FUNDS (Cost $1,709,021,005)		$1,824,835,399

Shares	Dividend Rate	Value

Investment Company(d) – 22.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,276,521,653	3.553%	$1,276,521,653
(Cost $1,276,521,653)

Securities Lending Reinvestment Vehicle(d) – 3.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
196,053,340	3.553%	$ 196,053,340
(Cost $196,053,340)

TOTAL INVESTMENTS – 97.6% (Cost $5,103,325,703)		$5,504,773,819

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.4%		137,727,166

NET ASSETS – 100.0%		$5,642,500,985

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Represents an affiliated issuer.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	BRL	101,620,000	USD	19,028,145	06/17/26	$253,996
	USD	33,167,136	CAD	45,840,000	06/17/26	102,898
	USD	73,755,472	CHF	57,430,000	06/17/26	1,317,658
	USD	69,369,080	GBP	51,790,000	06/17/26	836,054
	USD	21,367,005	IDR	362,193,390,000	06/17/26	79,627
	USD	29,260,078	INR	2,722,470,000	06/17/26	578,850
	USD	37,523,079	JPY	5,839,230,000	06/17/26	489,146
	USD	13,425,755	KRW	19,565,830,000	06/17/26	390,067
	USD	31,565,940	NZD	53,950,000	06/17/26	478,675
	USD	30,208,597	PHP	1,823,400,000	06/17/26	275,313
	USD	32,630,988	SEK	298,320,000	06/17/26	994,335
	USD	17,711,460	TWD	560,830,000	06/17/26	260,869

TOTAL						$6,057,488

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	55,660,000	USD	39,323,701	06/17/26	$(965,107)
	CAD	73,610,000	USD	54,225,806	06/17/26	(1,131,161)
	CHF	27,980,000	USD	36,272,339	06/17/26	(980,505)
	CLP	12,349,100,000	USD	13,806,979	06/17/26	(465,807)
	CZK	334,410,000	USD	15,986,916	06/17/26	(224,406)
	EUR	21,550,000	USD	25,197,350	06/17/26	(200,090)
	GBP	18,540,000	USD	24,774,316	06/17/26	(240,578)
	HUF	4,491,260,000	USD	13,542,760	06/17/26	(108,791)
	ILS	56,410,000	USD	18,360,222	06/17/26	(377,554)
	JPY	7,788,640,000	USD	49,845,181	06/17/26	(447,577)
	MXN	391,960,000	USD	22,118,525	06/17/26	(396,814)
	NOK	480,600,000	USD	49,994,894	06/17/26	(393,699)
	NZD	131,360,000	USD	77,937,154	06/17/26	(2,244,419)
	PHP	447,420,000	USD	7,600,561	06/17/26	(255,628)
	PLN	51,940,000	USD	14,158,086	06/17/26	(170,302)
	SEK	131,430,000	USD	14,416,080	06/17/26	(478,010)
	USD	63,601,742	EUR	54,940,000	06/17/26	(126,773)
	ZAR	234,880,000	USD	14,272,033	06/17/26	(473,057)

TOTAL						$(9,680,278)

FUTURES CONTRACTS — At March 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 10 Year Government Bonds	54	06/15/26	$4,014,616	$(1,604)
Brent Crude	150	04/30/26	15,595,500	2,420,479
Cattle Feeder	24	05/21/26	4,397,700	200,319
CBOE Volatility Index	27	04/15/26	675,605	2,036
Coffee	13	12/18/26	1,311,131	(53,361)
Copper	26	05/27/26	3,649,100	(125,522)
Copper	28	07/29/26	3,965,850	(177,990)
Corn	127	12/14/26	3,074,988	(38,582)
Cotton No.2	25	12/08/26	929,250	50,046
Dollar Index	216	06/15/26	21,547,944	167,838
E-Mini Nasdaq 100 Index	17	06/18/26	8,131,100	(333,273)
E-Mini Russell 2000 Index	172	06/18/26	21,604,920	132,827

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts (continued):
Euro BTP	145	06/08/26	$19,488,328	$(335,241)
Euro Stoxx 50 Index	4,104	06/19/26	260,661,331	(8,710,178)
French 10 Year Government Bonds	126	06/08/26	17,285,671	(117,139)
FTSE 100 Index	835	06/19/26	112,719,999	(2,361,030)
FTSE/JSE Top 40 Index	49	06/18/26	3,095,170	(72,793)
FTSE/MIB Index	24	06/19/26	6,044,080	(61,917)
Gasoline RBOB	19	09/30/26	1,926,452	398,859
Gasoline RBOB	34	04/30/26	4,575,169	721,903
Gold	21	06/26/26	9,825,060	(1,070,788)
Hang Seng Index	16	04/29/26	2,525,634	(1,531)
IBEX 35 Index	30	04/17/26	5,883,220	(97,868)
Lean Hogs	14	06/12/26	588,280	(30,985)
Lean Hogs	20	07/15/26	857,800	(21,664)
Live Cattle	35	06/30/26	3,405,850	124,767
Live Cattle	21	08/31/26	2,014,320	111,522
LME Lead	28	05/18/26	1,319,150	665
LME Lead	29	06/15/26	1,375,238	(117,603)
LME Lead	16	08/17/26	769,928	(55,348)
LME Lead	54	10/19/26	2,629,800	(164,170)
LME Lead	307	04/13/26	14,397,149	(437,187)
LME Lead	19	01/18/27	942,875	(26,315)
LME Nickel	86	04/13/26	8,745,276	(33,237)
LME Nickel	77	05/18/26	7,866,451	(81,123)
LME Nickel	40	06/15/26	4,100,638	341,278
LME Nickel	22	08/17/26	2,271,699	191,261
LME Nickel	32	09/14/26	3,314,688	313,737
LME Nickel	40	12/14/26	4,187,520	(72,513)
LME Nickel	16	01/18/27	1,681,248	(77,614)
LME Nickel	8	02/15/27	842,880	(33,918)
LME Primary Aluminum	355	05/18/26	31,098,355	2,454,499
LME Primary Aluminum	80	07/13/26	6,900,900	1,121,491
LME Primary Aluminum	100	12/14/26	8,164,250	347,624
LME Primary Aluminum	199	04/13/26	17,519,015	1,957,345
LME Primary Aluminum	26	01/18/27	2,094,105	(57,626)
LME Zinc	184	05/18/26	14,908,324	122,754
LME Zinc	185	04/13/26	14,930,194	(292,687)
LME Zinc	55	11/16/26	4,428,188	(200,269)
LME Zinc	22	12/14/26	1,768,250	(91,758)
LME Zinc	11	01/18/27	882,819	(23,480)
Low Sulphur Gas Oil	33	05/12/26	4,089,525	951,159
Natural Gas	56	02/24/27	1,958,320	(103,005)
NY Harbor ULSD	20	04/30/26	3,455,592	680,177
Omxs30 Index	247	04/17/26	7,618,746	(188,550)
S&P 500 E-Mini Index	1,860	06/18/26	611,079,750	(17,235,899)
S&P Mid 400 Emini	91	06/18/26	30,908,150	284,726
S&P Toronto Stock Exchange 60 Index	36	06/18/26	9,874,315	(51,888)
Silver	9	05/27/26	3,371,355	(426,515)
Soybean	63	07/14/26	3,735,900	155,717
Soybean	205	05/14/26	12,002,750	(203,311)
Soybean Meal	60	07/14/26	1,885,800	40,602
Soybean Oil	60	07/14/26	2,479,680	414,522
Sugar 11	138	02/26/27	2,579,606	311,048
TOPIX Futures	590	06/11/26	130,264,327	(5,255,960)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts (continued):
VSTOXX Index	2,007	04/15/26	$6,565,010	$309,208
Wheat	108	07/14/26	3,429,825	452,268
Wheat	79	05/14/26	2,434,188	49,802
WTI Crude	20	04/21/26	2,027,600	277,145
WTI Crude	75	05/19/26	6,987,000	2,274,273

Total				$(21,459,545)

Short position contracts:
10 Year U.K. Long Gilt	(423)	06/26/26	$(49,152,128)	$80,471
10 Year U.S. Treasury Notes	(130)	06/18/26	(14,436,094)	(12,591)
2 Year U.S. Treasury Notes	(794)	06/30/26	(164,711,578)	352,200
20 Year U.S. Treasury Bonds	(200)	06/18/26	(22,775,000)	(183,625)
3 Month SOFR	(1,196)	12/15/26	(288,041,650)	558,145
3 Month SOFR	(953)	09/15/26	(229,518,137)	229,164
3 Month SOFR	(899)	06/15/27	(216,625,287)	135,263
3 Month SOFR	(1,110)	03/16/27	(267,412,875)	385,868
3 Month SOFR	(281)	03/14/28	(67,857,987)	(43,218)
3 Month SOFR	(486)	12/14/27	(117,290,025)	(55,410)
3 Month SOFR	(678)	09/14/27	(163,474,275)	(936)
3 Month SOFR	(143)	06/20/28	(34,532,712)	(28,707)
30 Year German Euro-Buxl	(193)	06/08/26	(24,596,701)	(79,118)
3M CORRA	(209)	09/15/26	(36,668,149)	(24,137)
3M CORRA	(242)	03/16/27	(42,296,941)	(51,290)
3M CORRA	(239)	12/15/26	(41,845,617)	(39,970)
3M Euribor	(551)	06/15/26	(155,237,909)	515,446
3M Euribor	(601)	03/15/27	(168,717,000)	397,528
3M Euribor	(615)	12/14/26	(172,700,494)	538,004
3M Euribor	(586)	09/14/26	(164,683,892)	674,667
3M Euribor	(571)	06/14/27	(160,328,186)	304,478
3M Euribor	(549)	09/13/27	(154,246,102)	194,799
3M Euribor	(492)	12/13/27	(138,309,673)	104,938
3M Euribor	(389)	03/13/28	(109,365,840)	63,339
3M SARON	(144)	09/15/26	(45,029,265)	(5,332)
3M SARON	(177)	12/15/26	(55,279,296)	7,308
3M SARON	(170)	03/16/27	(53,037,300)	11,712
5 Year German Euro-Bund	(585)	06/08/26	(84,785,255)	331,713
5 Year U.S. Treasury Notes	(749)	06/30/26	(81,026,586)	(259,979)
ASX 90 Day Bank Accepted Bills	(457)	06/11/26	(311,854,621)	324,860
ASX 90 Day Bank Accepted Bills	(487)	09/10/26	(332,123,984)	415,041
ASX 90 Day Bank Accepted Bills	(535)	12/10/26	(364,796,759)	370,687
Brent Crude	(92)	05/29/26	(8,847,640)	(587,885)
CAC40 Index	(47)	04/17/26	(4,250,928)	(28,058)
Canada 10 Year Government Bonds	(249)	06/19/26	(21,481,195)	(144,833)
CBOE Volatility Index	(126)	05/19/26	(3,075,912)	(428,829)
CBOE Volatility Index	(96)	06/17/26	(2,329,219)	(35,065)
Coffee	(31)	05/18/26	(3,468,319)	(117,124)
Corn	(89)	05/14/26	(2,036,988)	(97,017)
Cotton No.2	(69)	05/06/26	(2,415,000)	(202,957)
DAX Index	(8)	06/19/26	(5,279,230)	(31,835)
Euro-Bobl	(903)	06/08/26	(120,478,071)	550,510
Euro-Schatz	(1,369)	06/08/26	(167,334,459)	846,657
HSCEI	(45)	04/29/26	(2,398,007)	5,423
ICE 3M Sonia Bonds	(211)	09/14/27	(66,814,176)	90,109

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts (continued):
ICE 3M Sonia Bonds	(242)	03/14/28	$(76,762,606)	$33,919
ICE 3M Sonia Bonds	(232)	12/14/27	(73,533,021)	61,322
ICE 3M Sonia Bonds	(232)	06/20/28	(73,613,628)	28,547
Ice 3M Sonia Index	(318)	09/15/26	(100,875,132)	357,886
Ice 3M Sonia Index	(212)	03/16/27	(67,092,248)	139,365
Ice 3M Sonia Index	(253)	12/15/26	(80,092,751)	248,062
Ice 3M Sonia Index	(208)	06/15/27	(65,826,357)	111,745
Japan 10 Year Government Bond	(99)	06/15/26	(81,287,231)	466,723
LME Lead	(407)	05/18/26	(19,174,788)	603,846
LME Lead	(29)	06/15/26	(1,375,238)	113,699
LME Lead	(16)	08/17/26	(769,928)	66,044
LME Lead	(54)	10/19/26	(2,629,800)	100,779
LME Lead	(307)	04/13/26	(14,397,149)	633,734
LME Lead	(19)	01/18/27	(942,875)	6,190
LME Nickel	(86)	04/13/26	(8,745,276)	(1,504)
LME Nickel	(48)	05/18/26	(4,903,762)	4,504
LME Nickel	(40)	06/15/26	(4,100,638)	(341,633)
LME Nickel	(22)	08/17/26	(2,271,699)	(208,497)
LME Nickel	(32)	09/14/26	(3,314,688)	(377,901)
LME Nickel	(40)	12/14/26	(4,187,520)	64,597
LME Nickel	(16)	01/18/27	(1,681,248)	45,972
LME Primary Aluminum	(236)	05/18/26	(20,673,836)	(2,905,522)
LME Primary Aluminum	(80)	07/13/26	(6,900,900)	(1,084,201)
LME Primary Aluminum	(100)	12/14/26	(8,164,250)	(97,201)
LME Primary Aluminum	(199)	04/13/26	(17,519,015)	(333,695)
LME Zinc	(145)	05/18/26	(11,748,408)	(460,783)
LME Zinc	(185)	04/13/26	(14,930,194)	38,337
LME Zinc	(55)	11/16/26	(4,428,188)	156,140
LME Zinc	(22)	12/14/26	(1,768,250)	38,775
Natural Gas	(137)	04/28/26	(3,951,080)	230,411
Soybean Oil	(141)	05/14/26	(5,197,528)	(546,782)
Sugar 11	(139)	04/30/26	(2,416,154)	(317,619)
Wheat	(45)	05/14/26	(1,429,875)	(188,586)

Total				$1,717,087

TOTAL FUTURES CONTRACTS				$(19,742,458)

SWAP CONTRACTS — At March 31, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2026(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.IG Index 46	(1.000)%	0.632%	06/20/31		$338,450	$(5,953,482)	$(5,920,684)	$(32,798)
ICE CD ITXEB 45	(1.000)	0.714	06/20/31	EUR	148,000	(2,405,585)	(2,694,990)	289,405
Protection Sold:
CDX.NA.HY Index 46	5.000	3.856	06/20/31		$188,950	9,375,541	7,633,826	1,741,715
ICE CD ITXEX 45	5.000	3.533	06/20/31	EUR	171,550	12,752,328	14,755,914	(2,003,586)

TOTAL						$13,768,802	$13,774,066	$(5,264)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

Russell 3000 TR Index	12M SOFR+0.510(a)	BofA Securities LLC	03/09/27	$521,597	$12,644,763
BCOMRS Index	0.150(a)	Citibank NA	05/29/26	14,346	244,415
BCOMRS Index	0.000(a)	Citibank NA	08/11/26	4,885	83,680
M1WO Index	12M SOFR+0.350(a)	Citibank NA	11/12/26	46,196	1,205,799
M1WO Index	12M SOFR+0.320(a)	Citibank NA	12/10/26	49,299	1,286,180
Russell 3000 TR Index	12M SOFR+0.580(a)	Citibank NA	02/17/27	764,283	18,550,341
Russell 3000 TR Index	12M SOFR+0.480(a)	Citibank NA	03/10/27	130,170	3,154,017
DBCDSBEF Index	0.000(b)	Deutsche Bank AG (Singapore)	04/10/26	EUR 281,802	(699,438)
DBCDSBUF Index	0.000(b)	Deutsche Bank AG (Singapore)	04/10/26	335,122	(598,005)
AMZX Index	12M SOFR+0.350(b)	JPMorgan Securities, Inc.	04/10/26	8,648	23,213
BCOMRS Index	0.000(a),(b)	JPMorgan Securities, Inc.	04/10/26-12/10/26	24,748	423,895
JCUBIXY1 Index	0.000(a)	JPMorgan Securities, Inc.	04/10/26	12,468	133,950
JPGSMARB Index	12M SOFR+0.890(a)	JPMorgan Securities, Inc.	04/09/26-02/10/27	55,204	220,426
JPOSCUVS Index	0.000(b)	JPMorgan Securities, Inc.	04/10/26	35,298	(725,196)
JPOSSVHY Index	0.000(b)	JPMorgan Securities, Inc.	04/10/26	19,095	(26,824)
JPOSSVV1 Index	0.000(b)	JPMorgan Securities, Inc.	04/10/26	34,704	1,239,847
M1WO Index	12M SOFR+0.240(a)	JPMorgan Securities, Inc.	03/10/27	37,996	990,664
Russell 3000 TR Index	12M SOFR+0.685(a)	JPMorgan Securities, Inc.	10/08/26	294,758	7,167,145
MSCBVMH3 Index	0.000(b)	MS & Co. Int. PLC	04/10/26	249,163	1,051,489
MSFVWGTT Index	0.000(b)	MS & Co. Int. PLC	04/10/26	516,495	1,447,981
MSVXCS01 Index	0.000(b)	MS & Co. Int. PLC	04/10/26	56,375	1,309,366
Russell 3000 TR Index	12M SOFR+0.720(a)	MS & Co. Int. PLC	09/09/26	64,393	1,566,683

TOTAL					$50,694,391

(a)	Payments made monthly. (b)Payments made at maturity.
#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There are no upfront payments on the swap contracts March 31, 2026. Therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MSCBVMH3) of Options

Common Stocks	Sector	Shares	Value	Weight

iShares iBoxx $ High Yield Corporate Bond ETF	Options	(1,765)	$(140,454)	(0.1)%
iShares iBoxx $ High Yield Corporate Bond ETF, 04/17/26	Options	(6,478)	(5,918)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 05/15/26	Options	(3,439)	(3,215)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 05/15/26	Options	(3,017)	(2,421)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 05/15/26	Options	(3,666)	(2,071)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 05/15/26	Options	(6,031)	(2,051)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 04/17/26	Options	(4,722)	(2,007)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 05/15/26	Options	(864)	(1,201)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 05/15/26	Options	(2,536)	(1,129)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 04/17/26	Options	(3,270)	(818)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 04/17/26	Options	(4,979)	(672)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 05/15/26	Options	(1,566)	(456)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 06/18/26	Options	(355)	(369)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 05/15/26	Options	(1,216)	(346)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 06/18/26	Options	(186)	(343)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 04/17/26	Options	(9,470)	(237)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 06/18/26	Options	(484)	(227)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 05/15/26	Options	(2,658)	(226)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 06/18/26	Options	(270)	(215)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 04/17/26	Options	(281)	(195)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 06/18/26	Options	(270)	(190)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 05/15/26	Options	(123)	(181)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 06/18/26	Options	(84)	(91)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 06/18/26	Options	(186)	(85)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 06/18/26	Options	(186)	(82)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 04/17/26	Options	(360)	(70)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 06/18/26	Options	(84)	(35)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 04/17/26	Options	(158)	(16)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 06/18/26	Options	(56)	(9)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 04/17/26	Options	(162)	(1)	0.0

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2026, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
CBOE Volatility Index		$23.000	04/15/2026	1,370		$3,151,000	$455,525	$307,223	$148,302
CBOE Volatility Index		23.000	05/19/2026	1,260		2,898,000	526,050	343,035	183,015
CBOE Volatility Index		25.000	06/17/2026	960		2,400,000	367,200	347,760	19,440

Total purchased option contracts				3,590			$1,348,775	$998,018	$350,757

Written option contracts
Calls
Euro Stoxx 50 Index	EUR	6,075.000	04/02/2026	(40)	EUR	(24,300,000)	(46)	(6,256)	6,210
Euro Stoxx 50 Index		6,075.000	04/10/2026	(41)		(24,907,500)	(474)	(9,428)	8,954
Euro Stoxx 50 Index		5,875.000	04/17/2026	(42)		(24,675,000)	(12,039)	(24,353)	12,314
FTSE 100 Index	GBP	10,500.000	04/17/2026	(5)	GBP	(5,250,000)	(4,103)	(2,445)	(1,658)
FTSE 100 Index		10,600.000	04/17/2026	(7)		(7,420,000)	(3,706)	(1,625)	(2,081)
FTSE 100 Index		10,850.000	04/17/2026	(6)		(6,510,000)	(953)	(2,610)	1,657
FTSE 100 Index		10,975.000	04/17/2026	(4)		(4,390,000)	(344)	(1,306)	962
FTSE 100 Index		11,300.000	04/17/2026	(2)		(2,260,000)	(53)	(1,048)	995
FTSE 100 Index		10,675.000	05/15/2026	(3)		(3,202,500)	(3,137)	(1,887)	(1,250)
Nikkei 225 Index	JPY	57,875.000	04/10/2026	(4)	JPY	(23,150,000)	(832)	(2,603)	1,771
Nikkei 225 Index		60,375.000	04/10/2026	(4)		(24,150,000)	(202)	(4,050)	3,848
Nikkei 225 Index		60,625.000	04/10/2026	(4)		(24,250,000)	(176)	(10,250)	10,074
Nikkei 225 Index		63,500.000	04/10/2026	(1)		(6,350,000)	(12)	(1,549)	1,537
Nikkei 225 Index		65,000.000	04/10/2026	(2)		(13,000,000)	(25)	(3,265)	3,240
Nikkei 225 Index		60,000.000	05/08/2026	(2)		(12,000,000)	(1,689)	(2,387)	698
Nikkei 225 Index		60,125.000	05/08/2026	(3)		(18,037,500)	(2,420)	(4,598)	2,178
S&P 500 Index		$6,770.000	04/01/2026	(21)		$(14,217,000)	(263)	(43,553)	43,290
S&P 500 Index		7,125.000	04/01/2026	(13)		(9,262,500)	(33)	(21,479)	21,446
S&P 500 Index		6,695.000	04/02/2026	(21)		(14,059,500)	(2,730)	(13,584)	10,854
S&P 500 Index		6,625.000	04/06/2026	(22)		(14,575,000)	(51,370)	(16,503)	(34,867)
S&P 500 Index		7,100.000	04/08/2026	(15)		(10,650,000)	(188)	(17,690)	17,502
S&P 500 Index		7,000.000	04/15/2026	(15)		(10,500,000)	(1,463)	(21,585)	20,122
S&P 500 Index		6,900.000	04/22/2026	(16)		(11,040,000)	(11,760)	(41,678)	29,918

				(293)			$(98,018)	$(255,732)	$157,714

Puts
Euro Stoxx 50 Index	EUR	5,250.000	04/02/2026	(81)	EUR	(42,525,000)	(468)	(46,565)	46,097
Euro Stoxx 50 Index		5,225.000	04/10/2026	(82)		(42,845,000)	(19,050)	(27,632)	8,582
Euro Stoxx 50 Index		4,975.000	04/17/2026	(85)		(42,287,500)	(17,488)	(23,946)	6,458
FTSE 100 Index	GBP	9,275.000	04/17/2026	(11)	GBP	(10,202,500)	(3,640)	(8,873)	5,233
FTSE 100 Index		9,350.000	04/17/2026	(15)		(14,025,000)	(5,658)	(18,008)	12,350
FTSE 100 Index		9,550.000	04/17/2026	(12)		(11,460,000)	(6,830)	(10,458)	3,628
FTSE 100 Index		9,625.000	04/17/2026	(8)		(7,700,000)	(5,347)	(11,719)	6,372
FTSE 100 Index		10,250.000	04/17/2026	(3)		(3,075,000)	(8,636)	(2,016)	(6,620)
FTSE 100 Index		9,050.000	05/15/2026	(5)		(4,525,000)	(3,838)	(6,097)	2,259
Nikkei 225 Index	JPY	46,500.000	04/10/2026	(7)	JPY	(32,550,000)	(16,760)	(24,737)	7,977
Nikkei 225 Index		48,500.000	04/10/2026	(6)		(29,100,000)	(25,897)	(45,435)	19,538
Nikkei 225 Index		48,625.000	04/10/2026	(3)		(14,587,500)	(13,421)	(12,389)	(1,032)
Nikkei 225 Index		48,750.000	04/10/2026	(9)		(43,875,000)	(41,681)	(45,639)	3,958

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
Nikkei 225 Index	JPY	51,375.000	04/10/2026	(2)	JPY	(10,275,000)	$(20,289)	$(7,823)	$(12,466)
Nikkei 225 Index		53,000.000	04/10/2026	(3)		(15,900,000)	(48,014)	(11,560)	(36,454)
Nikkei 225 Index		46,500.000	05/08/2026	(7)		(32,550,000)	(48,077)	(41,990)	(6,087)
Nikkei 225 Index		46,750.000	05/08/2026	(4)		(18,700,000)	(28,607)	(35,865)	7,258
S&P 500 Index		$6,260.000	04/01/2026	(42)		$(26,292,000)	(1,575)	(55,211)	53,636
S&P 500 Index		6,375.000	04/01/2026	(26)		(16,575,000)	(5,720)	(81,689)	75,969
S&P 500 Index		6,210.000	04/02/2026	(43)		(26,703,000)	(5,805)	(98,255)	92,450
S&P 500 Index		6,050.000	04/06/2026	(43)		(26,015,000)	(10,213)	(59,223)	49,010
S&P 500 Index		6,300.000	04/08/2026	(30)		(18,900,000)	(66,600)	(137,519)	70,919
S&P 500 Index		6,275.000	04/15/2026	(31)		(19,452,500)	(128,805)	(146,149)	17,344
S&P 500 Index		6,025.000	04/22/2026	(32)		(19,280,000)	(84,960)	(104,639)	19,679

				(590)			$(617,379)	$(1,063,437)	$446,058

Total written option contracts				(883)			$(715,397)	$(1,319,169)	$603,772

TOTAL				2,707			$633,378	$(321,151)	$954,529

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesia Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippines Peso
PLN	— Polish Zloty
SEK	— Swedish Krona
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CVR	— Contingent Value Rights
ETF	— Exchange Traded Fund
LLC	— Limited Liability Company
LP	— Limited Partnership
MSCI	— Morgan Stanley Capital International
NR	— Not Rated
PLC	— Public Limited Company
RB	— Revenue Bond
REIT	— Real Estate Investment Trust

Abbreviations:
CDX.NA.HY Ind 46	— CDX North America High Yield Index 46
ICE	— Inter-Continental Exchange
ICE CD ITXEB	— iTraxx Europe Index
ICE CD ITXEX	— iTraxx Europe Crossover Index

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(a) – 6.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
23,281,008	3.553%	$ 23,281,008
(Cost $23,281,008)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b) – 86.7%
U.S. Treasury Obligations – 86.7%
U.S. Treasury Bills
$64,400,000	0.000%	04/16/26	$ 64,302,618
42,000,000	0.000	05/28/26	41,758,550
92,100,000	0.000	06/25/26	91,320,417
3,000,000	0.000	07/09/26	2,970,302
84,100,000	0.000	07/16/26	83,213,069
5,100,000	0.000	08/27/26	5,024,530
32,400,000	0.000	09/17/26	31,853,714

TOTAL SHORT-TERM INVESTMENTS (Cost $320,489,699)			$320,443,200

TOTAL INVESTMENTS – 93.0% (Cost $343,770,707)			$343,724,208

OTHER ASSETS IN EXCESS OF LIABILITIES – 7.0%			26,054,822

NET ASSETS – 100.0%			$369,779,030

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Brent Crude	9	05/29/26	$865,530	$45,720
Brent Crude	52	04/30/26	5,406,440	141,251
Cattle Feeder	4	08/27/26	728,850	24,216
Cattle Feeder	3	05/21/26	549,713	32,321
Cocoa	62	05/13/26	2,046,000	(114,732)
Cocoa	40	09/15/26	1,366,800	49,501
Coffee	13	05/18/26	1,454,456	33,790
Coffee	19	09/18/26	1,981,463	(112,505)
Coffee	20	09/24/26	668,000	(44,226)
Copper	3	05/27/26	421,050	9,118
Copper	9	09/28/26	1,287,000	(14,295)
Corn	25	09/14/26	587,813	(1,502)
Cotton No.2	41	12/08/26	1,523,970	103,238
Gasoil	49	09/10/26	4,553,325	780,574
Gasoline RBOB	13	04/30/26	1,749,329	117,459
Gasoline RBOB	39	08/31/26	4,337,096	509,352
Gasoline RBOB	7	07/31/26	815,291	126,813
Gold	4	06/26/26	1,871,440	(200,859)
Gold	8	08/27/26	3,770,880	(97,046)
Lean Hogs	7	06/12/26	294,140	(2,399)
Lean Hogs	25	08/14/26	1,070,750	(34,538)
Live Cattle	12	06/30/26	1,167,720	64,997
Live Cattle	14	08/31/26	1,342,880	50,877
LME Copper	8	07/13/26	2,469,270	(131,736)
LME Copper	2	04/13/26	614,159	(33,324)
LME Copper	7	09/14/26	2,165,293	(122,039)
LME Lead	12	05/18/26	565,350	(53,092)
LME Lead	51	07/13/26	2,435,977	(197,898)
LME Lead	48	09/14/26	2,322,000	(64,245)
LME Nickel	24	05/18/26	2,451,881	206,374
LME Nickel	3	06/15/26	307,548	(13,633)
LME Nickel	32	09/14/26	3,314,688	(37,212)
LME Nickel	34	07/13/26	3,497,343	(134,558)
LME Primary Aluminum	93	05/18/26	8,146,893	1,424,178
LME Primary Aluminum	30	06/15/26	2,611,605	256,804
LME Primary Aluminum	87	07/13/26	7,504,729	693,745
LME Primary Aluminum	59	09/14/26	4,971,783	212,418
LME Tin	3	07/13/26	701,505	(925)
LME Tin	3	09/14/26	702,105	(72,785)
LME Zinc	31	05/18/26	2,511,729	114,574
LME Zinc	39	09/14/26	3,149,767	(33,649)
LME Zinc	43	07/13/26	3,477,657	15,940
Low Sulphur Gas Oil	5	05/12/26	619,625	211,118
Natural Gas	42	04/28/26	1,211,280	(47,022)
Natural Gas	54	08/27/26	1,768,500	(130,975)
Natural Gas	24	07/29/26	792,000	(54,816)
NY Harbor ULSD	12	04/30/26	2,073,355	192,157
NY Harbor ULSD	35	08/31/26	4,654,314	718,598
NY Harbor ULSD	6	07/31/26	825,628	148,919
Palladium	12	06/26/26	1,785,000	(40,156)
Platinum	9	10/28/26	894,375	(69,787)
Silver	8	05/27/26	2,996,760	(117,528)
Silver	8	09/28/26	3,041,320	(254,738)
Soybean Oil	21	11/13/26	1,215,375	20,180
Soybean Oil	66	12/14/26	2,280,740	56,331
Sugar 11	67	09/30/26	1,204,392	68,820
Wheat	42	09/14/26	1,367,351	80,647
White Sugar	33	09/15/26	751,410	77,195
WTI Crude	9	04/21/26	912,420	65,655
WTI Crude	43	07/21/26	3,510,090	424,915

Total				$4,845,575

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
Brent Crude	(6)	07/31/26	$(515,460)	$(18)
Cocoa	(1)	07/16/26	(33,670)	(2,453)
Copper	(1)	07/29/26	(141,638)	4,923
Corn	(13)	05/14/26	(297,538)	(1,623)
Corn	(4)	07/14/26	(93,650)	(1,111)
Cotton No.2	(68)	05/06/26	(2,380,000)	(160,890)
Cotton No.2	(1)	07/09/26	(36,065)	(3,068)
FCOJ-A	(7)	05/08/26	(199,500)	(16,165)
Gasoil	(1)	07/10/26	(101,200)	(20,551)
Gasoline RBOB	(1)	06/30/26	(122,056)	(17,621)
Lean Hogs	(1)	07/15/26	(42,890)	1,947
LME Copper	(2)	04/13/26	(614,159)	43,770
LME Copper	(2)	05/18/26	(615,577)	33,598
LME Copper	(8)	07/13/26	(2,469,270)	134,636
LME Lead	(19)	05/18/26	(895,138)	61,075
LME Lead	(51)	07/13/26	(2,435,977)	86,140
LME Lead	(9)	09/14/26	(435,375)	5,768
LME Nickel	(34)	05/18/26	(3,473,498)	44,148
LME Nickel	(3)	06/15/26	(307,548)	(27,422)
LME Nickel	(9)	09/14/26	(932,256)	16,738
LME Nickel	(34)	07/13/26	(3,497,343)	50,435
LME Primary Aluminum	(91)	05/18/26	(7,971,691)	(995,467)
LME Primary Aluminum	(30)	06/15/26	(2,611,605)	(366,455)
LME Primary Aluminum	(88)	07/13/26	(7,590,990)	(530,181)
LME Primary Aluminum	(21)	09/14/26	(1,769,618)	(6,519)
LME Tin	(3)	07/13/26	(701,505)	61,660
LME Zinc	(33)	05/18/26	(2,673,776)	(37,898)
LME Zinc	(43)	07/13/26	(3,477,657)	65,162
LME Zinc	(11)	09/14/26	(888,396)	(2,320)
Natural Gas	(3)	06/26/26	(96,990)	5,790
NY Harbor ULSD	(1)	06/30/26	(145,051)	(25,362)
Platinum	(3)	07/29/26	(295,530)	(10,980)
Soybean Oil	(85)	05/14/26	(3,546,222)	(126,710)
Soybean Oil	(4)	07/14/26	(191,358)	(1,500)
Sugar 11	(10)	04/30/26	(173,824)	309
Sugar 11	(3)	06/30/26	(52,685)	(6,358)
Wheat	(83)	05/14/26	(2,595,938)	(195,644)
Wheat	(2)	07/14/26	(63,763)	(3,843)
WTI Crude	(3)	06/22/26	(259,590)	(40,058)

Total				$(1,984,118)

TOTAL FUTURES CONTRACTS				$2,861,457

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At March 31, 2026, the Fund had the following swap contracts:

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS#

Reference Obligation/Index(a)	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

CRB 3M Forward Index	1 mo. U.S. Treasury Bill Rate +0.11%	Citibank NA	10/30/26	$107,020	$(8)
CRB Future Index	1 mo. U.S. Treasury Bill Rate +0.24	Citibank NA	01/29/27	1,753	4
CRB 3M Forward Index	1 mo. U.S. Treasury Bill Rate +0.12	Merrill Lynch International Bank Ltd.	10/30/26	97,191	(3)
CRB Future Index	1 mo. U.S. Treasury Bill Rate +0.25	Merrill Lynch International Bank Ltd.	01/29/27	2,907	(3)
CRB 3M Forward Index	1 mo. U.S. Treasury Bill Rate +0.12	RBC Dominion Securities, Inc.	10/30/26	34,153	(8)
CRB Future Index	1 mo. U.S. Treasury Bill Rate +0.29	RBC Dominion Securities, Inc.	10/30/26	23,462	48
CRB Future Index	1 mo. U.S. Treasury Bill Rate +0.25	UBS Switzerland AG	01/29/27	31,370	59

TOTAL					$89

(a)	Payments made monthly.
#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There are no upfront payments on the swap contracts March 31, 2026. Therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Consolidated Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices, or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2026:

ABSOLUTE RETURN TRACKER FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,389,440	$143,184	$21,682
Australia and Oceania	379,664	—	—
Europe	6,479,084	140,051	—
North America	2,048,839,142	5,898	35,068
South America	262,849	—	—
Securities Lending Reinvestment Vehicle	196,053,340	—	—
Fixed Income
U.S. Treasury Obligations	149,667,340	—	—
Rights	—	25	—
Exchange Traded Funds	1,824,835,399	—	—
Investment Company	1,276,521,653	—	—

Total	$5,504,427,911	$289,158	$56,750

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$6,057,488	$—
Futures Contracts(b)	28,420,824	—	—
Credit Default Swap Contracts(b)	—	2,031,120	—
Total Return Swap Contracts(b)	—	52,743,854	—
Purchased Option Contracts	1,348,775	—	—

Total	$29,769,599	$60,832,462	$—

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ABSOLUTE RETURN TRACKER FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(9,680,278)	$—
Futures Contracts(b)	(48,163,282)	—	—
Credit Default Swap Contracts(b)	—	(2,036,384)	—
Total Return Swap Contracts(b)	—	(2,049,463)	—
Written Option Contracts	(715,397)	—	—

Total	$(48,878,679)	$(13,766,125)	$—

COMMODITY STRATEGY FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Investment Company	$23,281,008	$—	$—
Short-term Investments	320,443,200	—	—

Total	$343,724,208	$—	$—

Derivative Type

Assets(b)
Futures Contracts	$7,693,894	$—	$—
Total Return Swap Contracts	—	111	—

Total	$7,693,894	$111	$—

Liabilities(b)
Futures Contracts	$(4,832,437)	$—	$—
Total Return Swap Contracts	—	(22)	—

Total	$(4,832,437)	$(22)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Consolidated Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, business, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments in which the Subsidiary enter into may involve counterparties in the financial services sector, and events affecting the financial services sector may cause the Subsidiaries’, and therefore a Funds’, share values to fluctuate.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligation, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Schedule of Investments (continued)

March 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments.Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Subsidiary Risk — The Subsidiary is not registered under the Act, as amended and is not subject to all the investor protections of the Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and the SAI and could adversely affect the Funds.

Tax Risk — The Funds seek to gain exposure to the commodity markets through investments in the Subsidiaries. The tax treatment of the Funds’ investments in the Subsidiaries could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Code, or otherwise affect the character, timing and/or amount of the Funds’ taxable income or any gains and distributions made by the Funds. If the IRS were to successfully assert that a Fund’s income from such investments was not “qualifying income,” the Funds may fail to qualify as regulated investment companies (“RIC”) under Subchapter M of the Code if over 10% of their gross income was derived from these investments. If the Funds failed to qualify as RICs, they would be subject to federal and state income tax on all of their taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.